UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.4%
Asset Backed Securities - 1.1%
$24,817	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	$24,546
1,358,236	Citigroup Mortgage Loan Trust Inc.,
	Series 2006-WFH3, Class A3, 0.391%, 10/25/2036	1,267,716
	Countrywide Asset-Backed Certificates:
793,923	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	754,310
2,353,661	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	1,483,877
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	825,166
373,422	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, Class AF2, 5.303%, 12/25/2035	338,626
	Green Tree Financial Corporation:
48,363	Series 1996-3, Class A5, 7.35%, 05/15/2027	50,373
35,849	Series 1998-2, Class A5, 6.24%, 12/01/2028	37,557
855,051	Series 1997-5, Class A6, 6.82%, 05/15/2029	898,704
428,213	Series 1998-3, Class A5, 6.22%, 03/01/2030	463,916
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	835,110
127,967	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	125,802
1,129,729	Soundview Home Equity Loan Trust,
	Series 2005-OPT2, Class A5, 0.612%, 08/25/2035	1,118,169
3,870,062	Wells Fargo Home Equity Trust,
	Series 2005-2, Class AI1B, 0.532%, 08/25/2035	3,836,776
		12,060,648
Commercial Mortgage Backed Securities - 5.2%
10,000,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,982,890
5,808,250	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038 @	6,413,104
	GE Capital Commercial Mortgage Corporation:
101,275	Series 2004-C3, Class A3, 4.865%, 07/10/2039	101,263
7,180,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,680,762
9,906	Government National Mortgage Association (GNMA),
	Series 2006-15, Class A, 3.727%, 03/16/2027	9,896
11,301,582	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	11,846,126
8,774,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,612,426
3,115,806	RBSCF Trust,
	Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010; Cost $3,115,741) *	3,183,606
8,170,196	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	8,347,709
		58,177,782
Financial - 35.5%
2,722,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 12/29/2011 through 03/19/2012; Aggregate Cost $2,682,538) *	2,739,807
5,650,000	ABN AMRO Bank N.V.,
	3.00%, 01/31/2014 (Acquired 01/27/2011 through 04/28/2011; Aggregate Cost $5,653,656) * f	5,681,013
6,172,000	Aegon NV,
	4.75%, 06/01/2013 f	6,381,243
	Allstate Corporation:
3,920,000	7.50%, 06/15/2013	4,234,811
1,080,000	5.00%, 08/15/2014 @	1,177,261
	American Express Credit Corporation,
4,095,000	Series C, 7.30%, 08/20/2013	4,431,228
1,200,000	2.75%, 09/15/2015	1,245,032

2,700,000	Ameriprise Financial, Inc.,
	5.65%, 11/15/2015	3,066,536
4,275,000	AmSouth Bank
	4.85%, 04/01/2013	4,339,125
7,678,000	ANZ National International,
	6.20%, 07/19/2013 (Acquired 05/25/2010 through 06/09/2011; Aggregate Cost $8,055,970) * f	8,059,689
	AON Corporation:
3,600,000	7.375%, 12/14/2012 @	3,749,907
750,000	3.50%, 09/30/2015	786,022
5,165,000	ASIF Global Financing XIX,
	4.90%, 01/17/2013 (Acquired 05/26/2011 through 09/28/2011; Aggregate Cost $5,285,476) *	5,249,758
1,500,000	Banco Santander-Chile,
	2.506%, 02/14/2014 (Acquired 02/09/2012; Cost $1,500,000) * f	1,492,439
2,277,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 07/22/2010; Cost $2,254,230) *	2,288,385
	Barclays Bank PLC, f
2,605,000	5.20%, 07/10/2014	2,760,849
2,000,000	5.00%, 09/22/2016	2,151,124

2,000,000	BB&T Corporation,
	2.05%, 04/28/2014 @	2,038,838
3,000,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	3,311,676
1,354,000	Capital One Bank USA NA,
	6.50%, 06/13/2013	1,429,178
4,900,000	Capital One Financial Corporation,
	7.375%, 05/23/2014	5,424,163
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010; Aggregate Cost $2,790,611) * f	2,921,066
5,500,000	Cie de Financement Foncier,
	2.25%, 03/07/2014 (Acquired 03/01/2011 through 12/14/2011; Aggregate Cost $5,492,579) * f	5,558,300
	CIT Group, Inc.:
287,000	7.00%, 05/04/2015 (Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $287,606) *	287,344
478,000	7.00%, 05/02/2016 (Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $479,033) *	479,195
669,000	7.00%, 05/02/2017 (Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $667,740) *	670,673
	Citigroup, Inc.:
2,900,000	6.50%, 08/19/2013	3,067,971
7,000,000	6.01%, 01/15/2015	7,605,528
	CNA Financial Corporation:
2,125,000	5.85%, 12/15/2014	2,290,540
525,000	6.50%, 08/15/2016	589,963
4,100,000	Comerica Bank,
	5.70%, 06/01/2014	4,390,132
	Commonwealth Bank of Australia: f
1,500,000	1.204%, 03/17/2014 (Acquired 03/20/2012; Cost $1,499,505) *	1,498,072
4,000,000	3.50%, 03/19/2015 (Acquired 08/30/2010; Cost $4,112,574) *	4,164,920
	Countrywide Financial Corporation:
990,000	5.80%, 06/07/2012 @	997,817
800,000	6.25%, 05/15/2016 @	833,654
6,221,000	Credit Suisse New York,
	5.00%, 05/15/2013 f	6,459,258
4,050,000	The Dai-ichi Mutual Life Insurance Company,
	5.73%, 03/17/2014 (Acquired 03/02/2011; Cost $4,230,200) * f	4,220,675
5,000,000	Deutsche Bank Aktiengesellschaft,
	4.875%, 05/20/2013 f	5,186,325
3,177,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 @ f	3,256,425
	Fifth Third Bancorp:
3,752,000	6.25%, 05/01/2013	3,946,342
4,955,000	0.479%, 05/17/2013	4,911,996
550,000	3.625%, 01/25/2016	579,252
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	992,872
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027	1,496,250
7,915,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 10/04/2010 through 04/06/2011; Aggregate Cost $8,119,980) *	8,181,838
	General Electric Capital Corporation:
5,000,000	2.10%, 01/07/2014 @	5,103,700
2,000,000	5.90%, 05/13/2014	2,198,266
800,000	4.75%, 09/15/2014	867,717
5,000,000	4.875%, 03/04/2015	5,493,905
1,100,000	4.375%, 09/21/2015	1,199,889
5,980,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/07/2010 through 01/17/2012; Aggregate Cost $6,149,331) *	6,203,604
787,000	GMAC Inc.,
	7.50%, 12/31/2013 @	836,187
	The Goldman Sachs Group, Inc.:
2,000,000	5.125%, 01/15/2015 @	2,128,666
225,000	3.70%, 08/01/2015	228,970
5,200,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 04/16/2009 through 10/12/2011; Aggregate Cost $5,389,609) *	5,436,891
	The Hartford Financial Services Group, Inc.,
3,000,000	4.00%, 03/30/2015	3,102,003
3,000,000	5.50%, 10/15/2016	3,181,935
	HSBC Finance Corporation:
2,000,000	5.90%, 06/19/2012	2,021,498
2,200,000	6.375%, 11/27/2012	2,272,772
1,451,000	4.75%, 07/15/2013	1,504,384
1,950,000	5.00%, 06/30/2015	2,070,919
221,000	6.676%, 01/15/2021	235,903
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Acquired 11/06/2007; Cost $1,536,773) *	1,520,787
	ING Bank N.V.: f
205,000	2.65%, 01/14/2013 (Acquired 04/12/2011; Cost $206,178) *	205,348
3,000,000	2.00%, 10/18/2013 (Acquired 10/13/2010 through 10/28/2010; Aggregate Cost $2,996,889) *	2,990,910
1,200,000	2.375%, 06/09/2014 (Acquired 02/24/2012; Cost $1,189,619) *	1,191,571
1,085,000	4.00%, 03/15/2016 (Acquired 03/08/2012; Cost $1,108,646) *	1,098,347
6,385,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	6,625,849
6,050,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 02/28/2012; Aggregate Cost $6,018,982) * f	5,868,458
	J.P. Morgan Chase & Co.:
723,000	5.125%, 09/15/2014	774,753
5,550,000	3.45%, 03/01/2016 @	5,786,758
1,446,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014 @	1,508,084
1,000,000	Key Bank NA,
	5.80%, 07/01/2014	1,084,286
3,374,000	KeyCorp,
	6.50%, 05/14/2013	3,559,982
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009 through 12/15/2011; Aggregate Cost $5,305,854) * f	5,514,855
	Liberty Mutual Group Inc.,
3,992,000	7.25%, 09/01/2012 (Acquired 03/31/2010 through 09/21/2011; Aggregate Cost $4,060,466) *	4,087,580
3,188,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/05/2010; Aggregate Cost $3,055,505) * @	3,360,120
1,700,000	Lincoln National Corporation,
	5.65%, 08/27/2012	1,731,253
5,110,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012; Aggregate Cost $5,199,433) * @ f	5,238,338
	M&I Marshall & Ilsley Bank:
787,000	5.25%, 09/04/2012	800,351
5,357,000	4.85%, 06/16/2015	5,766,312
620,000	Manufacturers and Traders Trust Co.,
	1.751%, 04/01/2013	619,697
5,035,000	Manulife Financial Corp.,
	3.40%, 09/17/2015 f	5,182,953
	Marsh & McLennan Companies, Inc.:
4,490,000	4.85%, 02/15/2013	4,625,001
1,010,000	5.75%, 09/15/2015	1,132,819
	Massmutual Global Funding II:
2,550,000	2.875%, 04/21/2014 (Acquired 10/24/2011; Cost $2,609,055) *	2,629,402
3,000,000	2.30%, 09/28/2015 (Acquired 11/22/2011; Cost $2,996,460) *	3,070,254
2,000,000	3.125%, 04/14/2016 (Acquired 01/19/2012; Cost $2,088,870) *	2,088,860
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026	2,697,710
3,166,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	3,273,726
300,000	Merrill Lynch & Company,
	6.05%, 08/15/2012	305,211
	Metropolitan Life Global Funding I:
3,242,000	5.125%, 04/10/2013 (Acquired 10/25/2010 through 03/17/2011; Aggregate Cost $3,361,846) *	3,388,788
3,173,000	5.20%, 09/18/2013 (Acquired 10/21/2010 through 09/23/2011; Aggregate Cost $3,337,567) *	3,361,365
2,300,000	3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012; Aggregate Cost $2,319,579) *	2,383,101
	Monumental Global Funding III:
350,000	0.473%, 01/25/2013 (Acquired 07/28/2009; Cost $338,521) *	348,529
1,265,000	5.50%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010; Aggregate Cost $1,287,339) *	1,320,408
	Morgan Stanley:
2,600,000	2.875%, 01/24/2014 @	2,594,353
1,000,000	4.00%, 07/24/2015	995,179
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,756,660
	National Australia Bank Limited: f
800,000	5.35%, 06/12/2013 (Acquired 01/31/2012; Cost $832,834) *	841,228
500,000	3.75%, 03/02/2015 (Acquired 03/14/2012; Cost $523,948) *	525,256
2,000,000	National Australia Bank/New York,
	2.00%, 03/09/2015 f	2,002,482
475,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	493,216
350,000	Nationwide Financial Services Inc.,
	5.90%, 07/01/2012	352,889
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027	2,318,460
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,039,923
3,000,000	Nordea Bank AB,
	2.25%, 03/20/2015 (Acquired 03/14/2012; Cost $2,993,610) * f	3,001,149
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	1,010,000
925,000	PNC Funding Corp.,
	5.50%, 09/28/2012	946,894
	Principal Life Income Funding Trusts:
1,180,000	5.30%, 12/14/2012	1,216,936
2,000,000	5.10%, 04/15/2014	2,129,848
2,221,000	Protective Life Secured Trust,
	5.45%, 09/28/2012	2,269,580
	Prudential Financial Inc.:
2,428,000	5.15%, 01/15/2013	2,510,489
1,370,000	4.50%, 07/15/2013	1,416,089
3,799,000	6.20%, 01/15/2015	4,200,467
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170) * f	1,048,823
	The Royal Bank of Scotland PLC: f
1,000,000	3.40%, 08/23/2013	1,013,426
3,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011; Aggregate Cost $3,012,480) *	3,117,669
1,756,000	4.875%, 03/16/2015	1,825,285
1,600,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010; Aggregate Cost $1,596,426) * f	1,592,386
1,500,000	Scotland International Finance No. 2 B.V.,
	4.25%, 05/23/2013 (Acquired 03/16/2012; Cost $1,504,061) * f	1,506,717
	SLM Corporation:
135,000	5.125%, 08/27/2012	136,012
1,000,000	5.375%, 01/15/2013	1,020,023
4,765,000	5.00%, 10/01/2013	4,872,212
5,000,000	Societe Generale SA,
	2.20%, 09/14/2013 (Acquired 09/07/2010; Cost $4,994,350) * f	4,992,340
1,875,000	SouthTrust Corporation,
	5.80%, 06/15/2014	2,030,392
3,000,000	Sovereign Bank,
	5.125%, 03/15/2013 @	3,033,363
4,000,000	Sumitomo Mitsui Banking Corporation,
	2.15%, 07/22/2013 (Acquired 07/14/2010; Cost $3,998,480) * f	4,047,896
	SunTrust Bank:
5,000,000	0.768%, 04/01/2015	4,688,970
2,396,000	5.00%, 09/01/2015	2,531,290
4,850,000	Svenska Handelsbanken AB,
	4.875%, 06/10/2014 (Acquired 09/20/2011 through 12/13/2011; Aggregate Cost $5,096,569) * f	5,154,022
	UBS AG: f
1,000,000	2.25%, 08/12/2013	1,006,284
5,250,000	2.25%, 01/28/2014	5,271,551
5,575,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	5,916,865
750,000	UnitedHealth Group, Inc.,
	4.75%, 02/10/2014	802,448
1,000,000	U.S. Bancorp,
	1.125%, 10/30/2013	1,005,098
7,675,000	WEA Finance LLC,
	7.50%, 06/02/2014 (Acquired 12/14/2011 through 03/26/2012; Aggregate Cost $8,439,831) *	8,475,694
5,250,000	Wells Fargo Bank NA,
	4.75%, 02/09/2015	5,631,523
	Westpac Banking Corporation: f
2,500,000	1.90%, 12/14/2012 (Acquired 12/07/2009; Cost $2,498,700) *	2,521,932
720,000	3.00%, 08/04/2015	745,312
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012 (Acquired 03/05/2010; Cost $711,010) * f	711,746
		394,173,844
Industrial - 26.3%
2,000,000	American Honda Finance Corporation,
	1.45%, 02/27/2015 (Acquired 02/21/2012; Cost $1,998,940) *	2,009,292
2,775,000	Amgen Inc.,
	1.875%, 11/15/2014 @	2,839,072
5,000,000	Anadarko Petroleum Corporation,
	5.75%, 06/15/2014	5,429,340
	Anglo American Capital PLC: f
6,900,000	2.15%, 09/27/2013 (Acquired 09/20/2010 through 03/21/2012; Aggregate Cost $6,912,528) * @	6,962,583
400,000	9.375%, 04/08/2014 (Acquired 03/23/2012; Cost $460,186) *	460,374
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013	2,594,657
341,000	9.00%, 02/15/2015 @	392,104
1,000,000	3.75%, 02/25/2015 @	1,016,273
1,275,000	3.75%, 08/05/2015 @	1,295,121
1,000,000	AT&T Inc.,
	0.875%, 02/13/2015 @	994,075
3,000,000	Barrick Gold Corporation,
	1.75%, 05/30/2014 f	3,037,044
600,000	The Black & Decker Corporation,
	8.95%, 04/15/2014	688,045
5,000,000	BP Capital Markets PLC,
	5.25%, 11/07/2013 f	5,343,075
5,000,000	British Telecommunications PLC,
	5.15%, 01/15/2013 f	5,165,950
	Bunge Limited Finance Corporation:
3,658,000	5.875%, 05/15/2013	3,818,337
3,000,000	5.35%, 04/15/2014	3,181,839
1,520,000	5.10%, 07/15/2015	1,616,210
5,324,000	Cadbury Schweppes U.S. Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010 through 02/07/2012; Aggregate Cost $5,625,549) *	5,628,916
5,175,000	CBS Corporation,
	8.20%, 05/15/2014	5,903,226
5,176,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 07/20/2010 through 05/25/2011; Aggregate Cost $5,639,999) * @	5,803,523
2,191,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,241,174
7,367,000	Computer Sciences Corporation,
	5.50%, 03/15/2013 @	7,643,262
1,224,000	COX Communications Inc.,
	5.45%, 12/15/2014 @	1,360,666
1,535,000	CRH America, Inc.,
	6.00%, 09/30/2016	1,671,702
1,750,000	Daimler Finance North America LLC,
	6.50%, 11/15/2013	1,905,816
3,600,000	2.30%, 01/09/2015 (Acquired 01/04/2012; Cost $3,595,464) *	3,690,864
	Deutsche Telekom International Finance B.V.: f
550,000	5.25%, 07/22/2013	578,799
200,000	5.75%, 03/23/2016 @	225,853
4,000,000	3.125%, 04/11/2016 (Acquired 03/14/2012; Cost $4,130,869) *	4,122,572
6,195,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016	6,489,263
2,525,000	EnCana Holdings Finance Corp.,
	5.80%, 05/01/2014 f	2,753,689
6,000,000	EOG Resources Canada Inc.,
	4.75%, 03/15/2014 (Acquired 03/07/2011 through 11/04/2011; Aggregate Cost $6,355,377) * f	6,411,342
5,000,000	Express Scripts, Inc.,
	6.25%, 06/15/2014 @	5,496,670
515,000	FBG Finance Limited,
	5.125%, 06/15/2015 (Acquired 03/12/2012; Cost $569,913) * f	569,549
2,000,000	Federal Express Corp 2012 Pass Through Trust,
	2.625%, 01/15/2018	1,993,667
	FedEx Corporation:
450,000	9.65%, 06/15/2012	457,797
2,960,000	7.375%, 01/15/2014	3,269,409
3,500,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 02/13/2015	3,486,721
5,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Acquired 04/27/2011; Cost $5,476,292) *	5,514,740
1,000,000	Gilead Sciences, Inc.,
	2.40%, 12/01/2014	1,034,547
7,120,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012; Aggregate Cost $7,384,434) *	7,617,937
5,639,000	HP Enterprise Services LLC, Series B,
	6.00%, 08/01/2013	5,993,016
6,699,000	Hutchison Whampoa International Ltd.,
	6.50%, 02/13/2013 (Acquired 01/20/2010 through 01/19/2012; Aggregate Cost $6,924,204) * f	6,964,140
1,400,000	The Interpublic Group of Companies, Inc.,
	10.00%, 07/15/2017	1,603,000
6,025,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	6,235,279
5,000,000	Lafarge North America Inc.,
	6.875%, 07/15/2013	5,171,375
6,030,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 through 10/22/2010; Aggregate Cost $6,086,444) *	6,153,838
2,813,000	Nabisco, Inc.,
	7.55%, 06/15/2015	3,326,164
4,325,000	Nabors Industries, Inc.,
	5.375%, 08/15/2012	4,383,976
4,700,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015	4,811,066
	Noble Holding International Limited: f
4,500,000	3.45%, 08/01/2015	4,737,622
1,000,000	2.50%, 03/15/2017	1,008,242
482,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 06/20/2011; Cost $517,217) * f	521,307
4,426,000	Pearson Dollar Finance Two PLC,
	5.50%, 05/06/2013 (Acquired 05/31/2011 through 06/15/2011; Aggregate Cost $4,611,922) * f	4,634,783
5,000,000	Petrohawk Energy Corporation,
	7.875%, 06/01/2015	5,250,000
2,075,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,284,828
7,300,000	POSCO,
	8.75%, 03/26/2014 (Acquired 03/19/2009 through 04/28/2011; Aggregate Cost $7,899,957) * f	8,191,031
1,452,000	PPG Industries, Inc.,
	1.90%, 01/15/2016	1,458,752
4,000,000	Reed Elsevier Capital Inc.,
	7.75%, 01/15/2014	4,439,140
2,332,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 @ f	2,502,322
2,000,000	SABMiller Holdings Inc,
	1.85%, 01/15/2015 (Acquired 01/10/2012; Cost $1,999,880) *	2,026,856
1,214,000	SABMiller PLC,
	6.50%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012; Aggregate Cost $1,413,850) * f	1,390,755
425,000	Southwestern Bell Telephone, L.P.,
	7.00%, 07/01/2015	496,381
1,899,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	2,338,556
	Telecom Italia Capital, SA: f
120,000	5.25%, 11/15/2013 @	123,300
4,875,000	4.95%, 09/30/2014	5,021,250
175,000	5.25%, 10/01/2015	180,687
	Telefonica Emisiones S.A.U.: f
2,000,000	2.582%, 04/26/2013	2,008,416
3,620,000	6.421%, 06/20/2016	3,859,184
1,000,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015 (Acquired 11/03/2010; Cost $997,270) * f	999,203
4,500,000	Teva Pharmaceutical Finance III BV,
	0.974%, 03/21/2014 f	4,511,610
3,600,000	Time Warner, Inc.,
	3.15%, 07/15/2015 @	3,812,454
4,000,000	Transocean Inc.,
	5.05%, 12/15/2016 f	4,283,704
	Tyco Electronics Group S.A.: f
1,655,000	5.95%, 01/15/2014	1,769,395
1,000,000	1.60%, 02/03/2015	1,001,759
265,000	Tyco International Finance S.A.,
	6.00%, 11/15/2013 f	285,765
5,924,000	Union Pacific Railroad Co. 2004 Pass Through Trust,
	5.214%, 09/30/2014 (Acquired 10/22/2010 through 03/29/2012; Aggregate Cost $6,354,772) *	6,355,623
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,580,226
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	5,938,961
3,100,000	Valero Energy Corporation,
	4.75%, 04/01/2014	3,285,764
1,000,000	Viacom Inc.,
	1.25%, 02/27/2015	998,976
	Volkswagen International Finance N.V.: f
3,000,000	1.625%, 08/12/2013 (Acquired 08/05/2010; Cost $2,991,000) *	3,025,251
2,260,000	0.982%, 04/01/2014 (Acquired 03/23/2011 through 12/15/2011; Aggregate Cost $2,255,159) *	2,252,933
341,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	344,410
	Waste Management, Inc.:
2,094,000	6.375%, 11/15/2012	2,164,398
3,700,000	5.00%, 03/15/2014	3,975,136
2,025,000	Whirlpool Corp.,
	8.00%, 05/01/2012	2,035,301
2,900,000	Wm. Wrigley Jr. Company,
	3.70%, 06/30/2014 (Acquired 03/15/2012; Cost $3,012,058) *	3,007,480
6,100,000	Xerox Corporation,
	8.25%, 05/15/2014	6,888,053
3,515,000	Xstrata Canada Corp.,
	7.25%, 07/15/2012 f	3,579,922
		291,926,685
Municipal Bonds - 4.0%
	Alaska Municipal Bond Bank Authority:
1,000,000	1.422%, 08/01/2012	1,002,040
1,000,000	1.918%, 08/01/2013	1,012,840
1,170,000	City of Arlington TX,
	4.68%, 08/15/2013	1,221,808
	City of Des Moines IA:
1,000,000	2.082%, 06/01/2012	1,000,630
1,240,000	2.587%, 06/01/2013	1,252,536
3,000,000	City of Frederick MD,
	4.52%, 03/01/2013	3,095,490
8,240,000	Delaware State Economic Development Authority,
	2.30%, 07/01/2028	8,255,903
281,679	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	272,356
6,450,000	Government Development Bank for Puerto Rico,
	3.67%, 05/01/2014	6,560,940
	Illinois State:
545,000	4.071%, 01/01/2014	564,876
2,030,000	4.422%, 04/01/2015	2,131,013
1,110,000	4.961%, 03/01/2016	1,182,505
5,000,000	Michigan Strategic Fund,
	4.50%, 12/01/2013	5,248,050
8,000,000	Port Freeport TX,
	6.25%, 05/15/2033	8,074,080
1,690,000	Puerto Rico Public Finance Corp.,
	6.10%, 08/01/2017 (Callable 05/03/2012)	1,811,477
1,000,000	San Francisco California City & County Revenue Bonds,
	1.869%, 05/01/2012	1,001,090
175,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	165,820
		43,853,454
Other Government Related Securities - 1.9%
2,500,000	Corp Andina de Fomento,
	5.20%, 05/21/2013 f	2,592,415
2,000,000	Export-Import Bank of Korea Notes,
	5.50%, 10/17/2012 f	2,041,154
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	359,432
1,545,000	Korea Electric Power Corporation,
	7.75%, 04/01/2013 f	1,628,997
3,805,000	Korea Southern Power Co., Ltd.,
	5.375%, 04/18/2013 (Acquired 02/22/2011; Cost $3,923,138) * f	3,903,481
4,400,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	4,400,000
	Petrobras International Finance Company: f
1,000,000	2.875%, 02/06/2015	1,026,081
5,000,000	3.875%, 01/27/2016	5,263,015
		21,214,575
Residential Mortgage Backed Securities - 1.1%
	Bank of America Alternative Loan Trust:
361,235	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	373,382
1,450,700	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,513,308
2,479,708	Banc of America Mortgage Securities Inc,
	Series 2003-10, Class 3A1, 5.00%, 01/25/2019	2,573,862
	Countrywide Alternative Loan Trust:
631,886	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020 §	559,089
208,996	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	208,323
239,128	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036 §	187,943
1,648,642	Series 2006-28CB, Class A17, 6.00%, 10/25/2036 §	1,055,975
30,927	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	31,102
	Federal Home Loan Mortgage Corporation (FHLMC):
53,922	Series 3033, Class LU, 5.50%, 03/15/2013	53,915
929,987	Series 3124, Class VP, 6.00%, 06/15/2014	962,881
774,961	Series 2857, Class VA, 5.00%, 09/15/2015	785,212
214,042	Series 2910, Class BD, 4.50%, 11/15/2018	218,115
20,273	Series 5, Class B, 1.013%, 05/15/2019	20,444
44,749	Series 2970, Class DA, 5.50%, 01/15/2023	45,140
	Federal National Mortgage Association (FNMA):
1,639,556	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,701,792
757,438	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	796,564
47,208	Series 2004-W10, Class A24, 5.00%, 08/25/2034	47,207
191,549	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	191,125
184,946	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	187,687
	Washington Mutual, Inc. Pass-Thru Certificates:
271,148	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	277,938
268,038	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	278,383
		12,069,387
Utilities - 14.1%
3,985,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	8.25%, 04/15/2012 (Acquired 07/28/2010 through 12/09/2010; Aggregate Cost $3,993,294) * @	3,992,791
4,739,000	Ameren Corporation,
	8.875%, 05/15/2014	5,375,163
2,200,000	Appalachian Power Co., Series O,
	5.65%, 08/15/2012	2,237,407
1,000,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	1,063,994
3,358,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	3,497,391
1,000,000	Consolidated Edison Company of New York, Inc.,
	4.70%, 02/01/2014	1,069,978
5,923,000	Consolidated Natural Gas, Series A,
	5.00%, 03/01/2014	6,349,231
3,640,000	DCP Midstream, LLC,
	9.70%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012; Aggregate Cost $4,080,442) *	4,070,648
1,708,000	5.375%, 10/15/2015 (Acquired 01/13/2012; Cost $1,871,717) *	1,844,187
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	548,008
3,160,000	Duquesne Light Co., Series O,
	6.70%, 04/15/2012	3,165,792
5,286,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	5,473,320
4,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010; Aggregate Cost $4,097,631) * @ f	4,079,768
	Energy Transfer Partners:
1,495,000	8.50%, 04/15/2014	1,689,393
2,500,000	5.95%, 02/01/2015	2,744,078
1,000,000	9.70%, 03/15/2019	1,278,493
	Enterprise Products Operating LLC:
2,630,000	6.125%, 02/01/2013	2,730,876
1,701,000	Series O, 9.75%, 01/31/2014	1,951,988
575,000	3.70%, 06/01/2015	614,680
1,130,000	Exelon Corporation,
	4.90%, 06/15/2015	1,232,587
4,750,000	Exelon Generation Company, LLC,
	5.35%, 01/15/2014	5,093,700
3,276,108	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 04/02/2009 through 07/28/2011; Aggregate Cost $3,272,504) *	3,422,517
6,600,000	Gulf South Pipeline Company, L.P.,
	5.75%, 08/15/2012 (Acquired 03/25/2011 through 04/12/2011; Aggregate Cost $6,708,052) *	6,690,156
2,895,000	Kinder Morgan Energy Partners, L.P.,
	5.85%, 09/15/2012	2,954,892
1,223,312	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 05/31/2011 through 03/19/2012; Aggregate Cost $1,246,524) *	1,235,569
7,461,000	National Grid PLC,
	6.30%, 08/01/2016 f	8,608,808
2,750,000	Nevada Power Company,
	7.375%, 01/15/2014	3,015,930
	Nisource Finance Corp.:
80,000	6.15%, 03/01/2013	83,570
5,775,000	5.40%, 07/15/2014	6,279,591
	Northeast Utilities:
2,500,000	7.25%, 04/01/2012	2,500,000
2,000,000	1.224%, 09/20/2013	1,999,446
3,745,000	Pacific Gas and Electric Company,
	6.25%, 12/01/2013	4,079,998
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,176,204
2,745,000	PG&E Corporation,
	5.75%, 04/01/2014	2,991,328
	Plains All American Pipeline:
525,000	4.25%, 09/01/2012	531,375
4,635,000	5.625%, 12/15/2013	4,951,839
	PPL Energy Supply, LLC:
738,000	6.30%, 07/15/2013	783,931
4,437,000	Series A, 5.70%, 10/15/2015	4,850,080
4,739,000	Progress Energy Inc. Senior Notes,
	6.85%, 04/15/2012	4,747,905
	Rockies Express Pipeline LLC:
4,000,000	6.25%, 07/15/2013 (Acquired 05/06/2011 through 05/13/2011; Aggregate Cost $4,217,455) * @	4,060,000
2,000,000	3.90%, 04/15/2015 (Acquired 02/17/2011; Cost $2,000,232) * @	1,840,000
2,100,000	Sempra Energy,
	2.00%, 03/15/2014	2,143,338
	Spectra Energy Capital LLC:
1,000,000	5.50%, 03/01/2014	1,064,292
5,814,000	5.668%, 08/15/2014	6,299,899
5,000,000	System Energy Resources, Inc.,
	6.20%, 10/01/2012	5,122,960
4,090,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010 through 03/14/2012; Aggregate Cost $4,163,874) *	4,317,355
500,000	Union Electric Company,
	4.75%, 04/01/2015	532,144
650,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	683,360
3,249,000	Veolia Environnement,
	5.25%, 06/03/2013 f	3,385,981
6,000,000	Williams Partners L.P.,
	3.80%, 02/15/2015	6,375,612
		156,831,553
U.S. Government Agency Issues - 0.0%
131,168	Federal National Mortgage Association (FNMA):
	5.50%, 07/01/2015	142,964
		142,964
U.S. Treasury Obligations - 8.2%
85,250,000	U.S. Treasury Bonds,
	2.375%, 03/31/2016 @	90,544,792
		90,544,792
	Total Long-Term Investments (Cost $1,074,861,280)	1,080,995,684

Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Mutual Fund - 1.6%
17,563,979	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	17,563,979
	Total Short-Term Investments (Cost $17,563,979)	17,563,979

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 7.7%
	Commercial Paper - 0.1%
$845,264	Atlantic East Funding LLC, 0.591%, 03/25/2013 † **	548,202
	Total Commercial Paper (Cost $845,264)	548,202
Shares
	Investment Companies - 7.6%
83,997,610	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% «	83,997,610
	Total Investment Companies (Cost $83,997,610)	83,997,610

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $84,842,874)	84,545,812
	Total Investments (Cost $1,177,268,133) - 106.7%	1,183,105,475

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	297,062
	Total (Cost $0)	297,062
	Liabilities in Excess of Other Assets - (6.7)%	(73,962,654)
	TOTAL NET ASSETS - 100.0%	$1,109,439,883

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$12,060,648	$-	$12,060,648
Commercial Mortgage Backed Securities	-	58,177,782	-	58,177,782
Corporate Debt Securities	-	842,932,082	-	842,932,082
Municipal Bonds	-	43,853,454	-	43,853,454
Other Government Related Securities	-	21,214,575	-	21,214,575
Residential Mortgage Backed Securities	-	12,069,387	-	12,069,387
U.S. Government Agency Issues	-	142,964	-	142,964
U.S. Treasury Obligations	-	90,544,792	-	90,544,792
Total Fixed Income	-	1,080,995,684	-	1,080,995,684

Short-Term Investments
Money Market Mutual Fund	17,563,979	-	-	17,563,979
Total Short-Term Investments	17,563,979	-	-	17,563,979

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	548,202	-	548,202
Money Market Mutual Fund	83,997,610	-	-	83,997,610
Total Investments Purchased with
Cash Proceeds from Securities Lending	83,997,610	548,202	-	84,545,812

Total Investments	$101,561,589	$1,081,543,886	$-	$1,183,105,475

Asset Relating to Securities Lending Investments	$-	$297,062	$-	$297,062

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 95.3%
Asset Backed Securities - 1.3%
44,544	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	$44,847
3,923	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.00%, 07/25/2028	3,874
	Countrywide Asset-Backed Certificates:
1,237,631	Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	863,040
89,816	Series 2004-12, Class AF6, 4.634%, 03/25/2035	87,844
3,852,496	Series 2005-1, Class AF6, 5.03%, 07/25/2035	3,716,303
1,587,847	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	1,508,620
353,757	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	223,028
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	759,153
	Delta Funding Home Equity Loan Trust:
17,920	Series 1997-2, Class A6, 7.04%, 06/25/2027	18,168
3,620	Series 1999-1, Class A6F, 6.34%, 12/15/2028	3,587
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	524,519
6,751	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	6,693
	Green Tree Financial Corporation:
51,592	Series 1993-4, Class A5, 7.05%, 01/15/2019	52,127
558,282	Series 1998-2, Class A5, 6.24%, 12/01/2028	584,879
782,202	Series 1998-3, Class A5, 6.22%, 03/01/2030	847,419
300,681	Series 1998-4, Class A5, 6.18%, 04/01/2030	307,124
17,375	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	17,282
131,958	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	120,267
39,014	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	38,354
		9,727,128
Commercial Mortgage Backed Securities - 4.5%
4,250,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	4,667,728
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.40%, 07/15/2044	6,233,226
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	4,416,548
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Thru Certificates:
3,000,000	Series K705, Class A2, 2.303%, 09/25/2018	3,029,532
3,075,000	Series K706, Class A2, 2.323%, 10/25/2018	3,105,581
1,883,597	J.P. Morgan Chase Commercial Mortgage Securities Corp.:
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,974,354
5,000,000	J.P. Morgan Chase Commercial Mortgage Trust:
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,477,790
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.443%, 12/15/2044	5,572,715
		34,477,474
Financial - 23.7%
200,000	Ally Financial Inc.,
	6.75%, 12/01/2014	208,154
3,257,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	3,524,422
630,000	AmSouth Bancorp,
	6.75%, 11/01/2025	589,224
2,239,000	ANZ National (Int'l) LTD,
	3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,282,233) * f	2,288,323
425,000	AON Corporation,
	3.50%, 09/30/2015	445,412
1,000,000	Associates Corporation of North America,
	6.95%, 11/01/2018	1,131,867
1,700,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,748,960
600,000	Banco Santander-Chile,
	7.375%, 07/18/2012 f	609,337
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	932,544
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006 through 11/06/2007; Aggregate Cost $2,746,674) *	2,708,475
2,500,000	Banponce Trust I,
	8.327%, 02/01/2027	1,800,000
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f	2,570,593
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,858,178
	The Bear Stearns Companies LLC,
1,150,000	6.40%, 10/02/2017	1,338,982
600,000	7.25%, 02/01/2018	723,494
	Capital One Financial Corporation:
1,000,000	7.375%, 05/23/2014	1,106,972
2,000,000	3.15%, 07/15/2016	2,046,524
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,079,477
3,500,000	Cie de Financement Foncier,
	2.25%, 03/07/2014 (Acquired 07/26/2011, Cost $3,527,853) * f	3,537,100
	CIT Group, Inc.:
29,000	7.00%, 05/04/2015 (Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $29,108) *	29,035
48,000	7.00%, 05/02/2016 (Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $48,186) *	48,120
68,000	7.00%, 05/02/2017 (Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $68,093) *	68,170
	Citigroup, Inc.:
200,000	5.50%, 10/15/2014	214,582
2,100,000	6.01%, 01/15/2015	2,281,658
1,800,000	4.45%, 01/10/2017	1,885,511
2,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	2,247,478
4,000,000	Commonwealth Bank of Australia,
	5.00%, 10/15/2019 (Acquired 03/02/2012, Cost $4,334,098) * f	4,320,908
1,900,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016	1,979,929
2,425,000	Credit Suisse New York,
	5.30%, 08/13/2019 f @	2,673,158
3,850,000	Deutsche Bank Aktiengesellschaft,
	3.25%, 01/11/2016 f	3,950,085
1,577,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,616,425
1,495,000	Fifth Third Bancorp,
	6.25%, 05/01/2013	1,572,437
1,800,000	Fifth Third Bank,
	4.75%, 02/01/2015	1,921,122
327,948	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	368,296
1,546,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009; Aggregate Cost $1,551,874) *	1,598,120
	General Electric Capital Corporation:
2,000,000	5.625%, 09/15/2017 @	2,328,370
1,600,000	6.00%, 08/07/2019	1,868,416
2,300,000	5.50%, 01/08/2020	2,608,800
1,150,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014 @	1,195,589
2,620,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 03/22/2011, Cost $2,709,782) *	2,717,967
	GMAC Inc.:
80,000	7.50%, 12/31/2013	85,000
96,000	8.00%, 12/31/2018	102,000
	The Goldman Sachs Group, Inc.:
2,125,000	5.15%, 01/15/2014	2,233,876
700,000	5.95%, 01/18/2018	754,050
2,000,000	6.15%, 04/01/2018	2,157,260
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $1,792,736) *	1,800,000
1,000,000	The Hartford Financial Services Group,
	4.00%, 03/30/2015	1,034,001
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021	1,876,549
1,000,000	HSBC Holdings PLC,
	5.25%, 12/12/2012 f	1,026,486
1,000,000	HSBC USA Inc.,
	2.375%, 02/13/2015	1,006,857
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,396,354
	ING Bank N.V.: f
2,000,000	2.00%, 10/18/2013 (Acquired 10/28/2010, Cost $2,001,178) *	1,993,940
1,000,000	3.00%, 09/01/2015 (Acquired 08/17/2010, Cost $997,320) *	995,761
1,417,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,470,451
2,075,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010, Cost $2,073,880) * f	2,012,735
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	1,000,125
75,000	5.85%, 03/15/2017	65,812
2,000,000	Jefferies Group, Inc,
	6.875%, 04/15/2021 @	2,035,000
	J.P. Morgan Chase & Co.:
1,725,000	3.45%, 03/01/2016	1,798,587
3,000,000	4.50%, 01/24/2022 @	3,121,017
	Key Bank NA:
1,000,000	5.80%, 07/01/2014	1,084,286
2,000,000	7.413%, 05/06/2015	2,237,314
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009, Cost $2,620,774) * f	2,867,725
	Liberty Mutual Group Inc.,
1,550,000	7.25%, 09/01/2012 (Acquired 08/03/2004 through 08/24/2011; Aggregate Cost $1,568,649) *	1,587,112
1,000,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010; Aggregate Cost $986,521) *	1,053,990
2,900,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012; Aggregate Cost $2,906,101) * f	2,978,512
	M&I Marshall & Ilsley Bank:
1,925,000	4.85%, 06/16/2015	2,072,083
1,000,000	5.00%, 01/17/2017	1,075,931
1,650,000	Manulife Financial Corp.,
	4.90%, 09/17/2020 f	1,693,840
	Marsh & McLennan Companies, Inc.:
700,000	4.85%, 02/15/2013	721,047
1,197,000	5.75%, 09/15/2015	1,342,559
3,800,000	MassMutual Global Funding II,
	2.00%, 04/05/2017 (Acquired 03/29/2012; Cost $3,783,470) *	3,787,069
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	302,500
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	1,025,510
1,000,000	6.875%, 04/25/2018	1,111,699
3,000,000	MetLife Institutional Funding II,
	1.368%, 04/04/2014 (Acquired 03/29/2011, Cost $3,000,000) *	3,010,662
1,735,000	Monumental Global Funding III,
	5.25%, 01/15/2014 (Acquired 04/05/2011 through 12/05/2011; Aggregate Cost $1,815,178) *	1,840,070
	Morgan Stanley:
100,000	4.75%, 04/01/2014	101,636
1,400,000	6.625%, 04/01/2018	1,474,220
2,400,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	2,564,273
1,725,000	National Australia Bank Ltd,
	3.00%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,754,918
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,374,743
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027	1,285,200
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,599,808
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 @	1,010,000
	Protective Life Secured Trust:
3,091,000	5.45%, 09/28/2012	3,158,610
1,225,000	4.30%, 06/01/2013	1,253,551
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,231,169
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009, Cost $1,996,340) * f	2,097,646
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,868,625
3,100,000	The Royal Bank of Scotland PLC,
	5.625%, 08/24/2020 f	3,195,263
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 @	1,341,743
250,000	SLM Corporation,
	5.375%, 05/15/2014	258,151
2,880,000	Sovereign Bank,
	8.75%, 05/30/2018	3,372,042
2,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	2,339,634
2,100,000	SunTrust Banks, Inc.,
	3.60%, 04/15/2016	2,169,919
2,800,000	Susa Partnership LP,
	8.20%, 06/01/2017	3,368,386
1,500,000	Svenska Handelsbanken AB,
	2.875%, 04/04/2017 f	1,499,514
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,067,132) *	1,017,756
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	902,123
665,000	Union Bank NA,
	2.125%, 12/16/2013	676,128
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	687,609
389,000	Wachovia Bank, NA,
	6.00%, 11/15/2017	446,874
1,015,000	Wells Fargo Bank NA,
	4.75%, 02/09/2015	1,088,761
3,000,000	Westpac Banking Corporation,
	3.00%, 08/04/2015 f	3,105,465
3,000,000	Willis Group Holdings Limited,
	5.75%, 03/15/2021 f	3,178,824
		180,922,575
Industrial - 16.8%
	Ameritech Capital Funding Debentures:
817,800	9.10%, 06/01/2016	958,871
2,508,000	6.45%, 01/15/2018	2,888,877
	Anadarko Petroleum Corporation:
2,000,000	6.375%, 09/15/2017	2,376,434
1,000,000	6.95%, 06/15/2019	1,220,745
2,000,000	Aristotle Holding, Inc.,
	2.65%, 02/15/2017 (Acquired 02/06/2012, Cost $1,980,500) *	2,022,602
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	2,830,820
2,000,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	2,322,164
	Bunge Limited Finance Corporation:
1,925,000	5.35%, 04/15/2014	2,041,680
1,085,000	5.10%, 07/15/2015	1,153,676
2,900,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 04/16/2010, Cost $3,108,650) *	3,251,587
1,250,000	Clear Channel Communications,
	5.50%, 12/15/2016	728,125
550,000	Comcast Cable Holdings LLC,
	7.875%, 08/01/2013	599,267
525,000	Comcast Corporation,
	6.50%, 01/15/2017	628,151
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	76,718
3,636,000	Computer Sciences Corporation,
	5.50%, 03/15/2013 @	3,772,350
3,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	3,986,793
	CSX Corporation:
1,875,000	5.75%, 03/15/2013	1,960,018
450,000	6.25%, 04/01/2015	518,653
	Deutsche Telekom International Finance B.V.: f
2,200,000	3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) *	2,267,415
1,300,000	6.00%, 07/08/2019 @	1,518,696
3,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016	3,142,500
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.60%, 08/15/2016	1,060,000
875,000	6.125%, 01/15/2017 @	835,625
1,000,000	7.625%, 06/15/2020	967,500
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,095,000
453,415	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014	482,887
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,485,193
2,000,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 03/01/2017	1,981,336
2,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Acquired 10/13/2011, Cost $2,173,087) *	2,205,896
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $3,472,778) *	3,697,695
1,460,000	GTE Corporation,
	6.84%, 04/15/2018	1,783,197
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,402,500
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	697,125
3,500,000	Hewlett-Packard Co.,
	3.30%, 12/09/2016	3,641,432
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 06/16/2010; Aggregate Cost $626,934) *	654,577
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	306,429
2,800,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011; Aggregate Cost $3,148,922) * f	3,383,436
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,153,240
1,625,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,832,818
1,675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	1,733,459
	Lafarge SA: f
1,000,000	6.20%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) *	1,052,351
625,000	6.50%, 07/15/2016	663,419
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	190,800
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	81,656
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,717,755
825,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	962,688
2,307,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 @	2,307,000
700,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003, Cost $696,731) * f	730,855
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007; Aggregate Cost $926,538) * f	1,000,434
2,045,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,251,794
3,000,000	POSCO,
	5.25%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011; Aggregate Cost $2,978,257) * f @	3,159,201
450,000	Rio Tinto Alcan, Inc.,
	5.00%, 06/01/2015 f	498,309
	Rio Tinto Financial USA Ltd.: f
1,800,000	6.50%, 07/15/2018	2,218,118
1,000,000	9.00%, 05/01/2019	1,351,130
500,000	3.50%, 11/02/2020	510,490
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016 @	446,250
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	1,244,083
3,498,000	TCI Communications, Inc.:
	8.75%, 08/01/2015	4,307,671
	Teck Resources Limited: f
1,045,000	10.25%, 05/15/2016	1,196,629
1,000,000	3.15%, 01/15/2017	1,028,092
	Telecom Italia Capital, SA: f
1,360,000	4.95%, 09/30/2014	1,400,800
2,225,000	5.25%, 10/01/2015	2,297,313
	Telefonica Emisiones S.A.U.: f
2,725,000	6.421%, 06/20/2016	2,905,049
1,000,000	6.221%, 07/03/2017 @	1,056,972
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,166,917
	Time Warner, Inc.:
1,000,000	4.70%, 01/15/2021	1,092,524
2,000,000	4.75%, 03/29/2021 @	2,196,500
2,375,000	Toyota Motor Credit Corporation,
	2.05%, 01/12/2017	2,410,516
500,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	591,978
650,000	Tyco International Finance S.A.,
	6.00%, 11/15/2013 f	700,932
	United AirLines, Inc. Pass-Thru Certificates:
144,572	Series 1991-A, Class A-2, 10.02%, 03/22/2014	49,155
48,704	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	1,461
	Vale Overseas Limited: f
1,500,000	6.25%, 01/23/2017	1,728,639
2,425,000	4.375%, 01/11/2022	2,435,782
	Verizon Communications, Inc.:
1,000,000	5.55%, 02/15/2016 @	1,148,543
375,000	5.50%, 04/01/2017	437,600
500,000	Viacom Inc.,
	6.25%, 04/30/2016	583,296
	Vulcan Materials Co.:
69,000	5.60%, 11/30/2012	69,690
2,000,000	7.00%, 06/15/2018	2,145,000
125,000	Waste Management, Inc.,
	5.00%, 03/15/2014	134,295
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	502,909
3,000,000	Xerox Corporation,
	8.25%, 05/15/2014	3,387,567
611,000	Xstrata Canada Corp.,
	6.00%, 10/15/2015 f	673,992
		127,701,642
Municipal Bonds - 4.3%
	Alaska Municipal Bond Bank Authority:
1,000,000	4.309%, 08/01/2018	1,104,810
1,340,000	4.459%, 08/01/2019	1,480,244
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,740,546
2,500,000	California School Finance Authority,
	4.426%, 07/01/2020	2,704,700
	California State:
900,000	5.45%, 04/01/2015	1,000,548
500,000	5.50%, 03/01/2016	564,060
2,000,000	Central Valley Support Joint Power Agency,
	5.326%, 09/01/2022	2,066,720
2,500,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	2,765,175
1,465,000	Dallas Independent School District,
	4.95%, 02/15/2022 (Callable 02/15/2021)	1,705,465
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025 (Callable 10/01/2020)	1,107,480
3,000,000	Government Development Bank for Puerto Rico,
	4.704%, 05/01/2016	3,100,710
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,147,600
2,500,000	Michigan State Housing Development Authority,
	4.625%, 12/01/2015	2,603,525
2,100,000	North East Independent School District Texas,
	5.24%, 08/01/2027	2,381,043
1,260,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	1,193,901
		32,666,527
Other Government Related Securities - 1.9%
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,548,643
2,000,000	Korea Development Bank,
	3.875%, 05/04/2017 f @	2,070,242
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	348,061
1,000,000	Korea Hydro & Nuclear Power Co., Ltd.,
	6.25%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,082,574
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	362,973
2,500,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	2,631,507
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	3,040,875
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,541,048
		14,625,923
Residential Mortgage Backed Securities - 3.2%
	Bank of America Alternative Loan Trust:
235,587	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	239,394
718,761	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	749,781
836,296	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	864,053
38,718	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	36,976
492,042	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	475,542
693,363	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	692,065
777,570	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	615,093
506,031	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	515,461
648,761	Citicorp Mortgage Securities, Inc.,
	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	653,749
	Countrywide Alternative Loan Trust:
125,130	Series 2005-5R, Class A2, 4.75%, 12/25/2018	125,979
726,669	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020 §	642,952
628,377	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009; Aggregate Cost $610,090) * §	589,199
1,098,632	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 §	975,268
81,219	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	80,534
105,401	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	89,271
103,208	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	102,876
	Credit Suisse First Boston Mortgage Securities Corporation:
14,432	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	14,514
74,498	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	77,798
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
361,086	6.00%, 06/01/2021	391,564
21,326	6.00%, 07/01/2028	23,866
	Federal Home Loan Mortgage Corporation (FHLMC):
94,020	Series 3033, Class LU, 5.50%, 03/15/2013	94,009
1,200,556	Series R003, Class VA, 5.50%, 08/15/2016	1,248,977
1,455,798	Series 3122, Class VA, 6.00%, 01/15/2017	1,471,879
1,131,318	Series R010, Class VA, 5.50%, 04/15/2017	1,197,776
478,815	Series R009, Class AJ, 5.75%, 12/15/2018	488,239
2,896	Series 74, Class F, 6.00%, 10/15/2020	3,196
21,534	Series 1395, Class G, 6.00%, 10/15/2022	24,112
346,803	Series 2970, Class DA, 5.50%, 01/15/2023	349,831
	Federal National Mortgage Association (FNMA):
24,469	Series 2005-6, Class VE, 5.50%, 04/25/2016	24,553
12,900	Series 1989-2, Class D, 8.80%, 01/25/2019	14,689
1,058	Series G-29, Class O, 8.50%, 09/25/2021	1,206
70,057	Series 1991-137, Class H, 7.00%, 10/25/2021	80,045
57,105	Series 1992-136, Class PK, 6.00%, 08/25/2022	63,674
38,191	Series 1993-32, Class H, 6.00%, 03/25/2023	42,164
76,195	Series 2002-85, Class PD, 5.50%, 05/25/2031	76,162
15,900	Series 2004-90, Class YB, 4.00%, 07/25/2032	16,054
1,340,083	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,409,305
42,487	Series 2004-W10, Class A24, 5.00%, 08/25/2034	42,487
211,612	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	238,436
	J.P. Morgan Alternative Loan Trust:
1,858,474	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020 §	1,777,106
947,003	Series 2006-A1, Class 2A1, 2.79%, 03/25/2036	549,316
287,323	Series 2006-S2, Class A2, 5.81%, 05/25/2036	286,688
313,815	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	289,871
	Master Alternative Loans Trust:
988,281	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,011,710
246,989	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	250,254
203,685	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	205,512
27,742	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	28,153
95,311	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	96,229
182,613	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	190,475
29,632	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	29,552
	Washington Mutual, Inc. Pass-Thru Certificates:
1,276,802	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,312,508
1,654,905	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	1,696,157
568,695	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	590,026
650,754	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	667,050
536,077	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	556,766
		24,380,102
Utilities - 7.6%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,402,720
2,765,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	2,941,943
1,150,000	Centrais Eletricas Brasileiras SA,
	5.75%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011; Aggregate Cost $1,152,395) * f @	1,258,675
	Dominion Resources, Inc.:
1,000,000	Series C, 5.15%, 07/15/2015	1,125,090
800,000	6.00%, 11/30/2017	959,770
1,250,000	DTE Energy Company,
	7.625%, 05/15/2014	1,406,509
3,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	3,106,311
2,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/31/2010, Cost $2,048,459) * f	2,039,884
	Energy Transfer Partners:
1,336,000	5.95%, 02/01/2015	1,466,435
778,000	9.70%, 03/15/2019	994,668
1,000,000	Exelon Corporation,
	4.90%, 06/15/2015	1,090,785
2,585,000	Exelon Generation Company, LLC,
	5.35%, 01/15/2014	2,772,045
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f @	2,637,500
116,743	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $116,743) *	117,912
2,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,855,756
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,900,656
2,000,000	Nisource Finance Corp.,
	4.45%, 12/01/2021	2,086,228
4,000,000	NuStar Logistics, L.P.,
	6.875%, 07/15/2012	4,045,956
1,775,000	PPL Energy Supply, LLC,
	Series A, 5.70%, 10/15/2015	1,940,251
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	453,404
144,000	5.32%, 09/15/2016	160,527
220,000	5.125%, 04/15/2020	240,519
662,179	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	803,150
	Rockies Express Pipeline LLC:
3,000,000	3.90%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,348) *	2,760,000
1,000,000	5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) * @	850,000
2,000,000	Sempra Energy,
	2.00%, 03/15/2014	2,041,274
	Spectra Energy Capital LLC:
1,500,000	5.50%, 03/01/2014	1,596,438
2,700,000	5.668%, 08/15/2014	2,925,650
2,500,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010, Cost $2,490,650) *	2,638,970
575,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	604,511
2,000,000	West Penn Power Company,
	5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,224,900) *	2,257,742
1,000,000	Williams Partners L.P.,
	5.25%, 03/15/2020	1,102,387
		57,583,666
U.S. Government Agency Issues - 5.4%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,433,629
	Federal Home Loan Mortgage Corporation (FHLMC):
6,800,000	2.50%, 05/27/2016	7,222,640
5,050,000	1.25%, 05/12/2017	5,043,178
	Federal National Mortgage Association (FNMA):
4,000,000	2.625%, 11/20/2014	4,218,704
3,325,000	2.375%, 04/11/2016	3,511,603
6,700,000	1.375%, 11/15/2016	6,779,254
7,000,000	1.25%, 01/30/2017 @	7,016,968
		41,225,976
U.S. Treasury Obligations - 26.6%
	U.S. Treasury Bonds:
36,850,000	2.375%, 03/31/2016	39,138,717
72,425,000	2.375%, 07/31/2017 @	76,996,828
30,400,000	3.875%, 05/15/2018 @	34,903,000
12,375,000	9.125%, 05/15/2018 @	18,082,003
5,000,000	2.625%, 08/15/2020 @	5,271,485
10,000,000	7.875%, 02/15/2021	14,846,090
10,000,000	6.25%, 08/15/2023	13,850,000
		203,088,123

	Total Long-Term Investments (Cost $699,540,789)	726,399,136

Shares
SHORT-TERM INVESTMENTS - 4.4%
Money Market Mutual Funds - 4.4%
19,039,828	Dreyfus Institutional Cash Advantage Fund, 0.17% «	19,039,828
14,227,137	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	14,227,137
	Total Short-Term Investments (Cost $33,266,965)	33,266,965

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 13.4%
	Commercial Paper - 0.2%
$2,135,855	Atlantic East Funding LLC, 0.591%, 03/25/2013 † **	1,385,224
	Total Commercial Paper (Cost $2,135,855)	1,385,224
Shares
	Investment Companies - 13.2%
100,487,837	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% «	100,487,837
	Total Investment Companies (Cost $100,487,837)	100,487,837

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $102,623,692)	101,873,061
	Total Investments (Cost $835,431,446) - 113.1%	861,539,162

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	750,631
	Total (Cost $0)	750,631
	Liabilities in Excess of Other Assets - (13.2)%	(100,222,426)
	TOTAL NET ASSETS - 100.0%	$762,067,367

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$9,727,128	$-	$9,727,128
Commercial Mortgage Backed Securities	-	34,477,474	-	34,477,474
Corporate Debt Securities	-	366,206,422	1,461	366,207,883
Municipal Bonds	-	32,666,527	-	32,666,527
Other Government Related Securities	-	14,625,923	-	14,625,923
Residential Mortgage Backed Securities	-	24,380,102	-	24,380,102
U.S. Government Agency Issues	-	41,225,976	-	41,225,976
U.S. Treasury Obligations	-	203,088,123	-	203,088,123
Total Fixed Income	-	726,397,675	1,461	726,399,136

Short-Term Investments
Money Market Mutual Funds	33,266,965	-	-	33,266,965
Total Short-Term Investments	33,266,965	-	-	33,266,965

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,385,224	-	1,385,224
Money Market Mutual Fund	100,487,837	-	-	100,487,837
Total Investments Purchased with
Cash Proceeds from Securities Lending	100,487,837	1,385,224	-	101,873,061

Total Investments	$133,754,802	$727,782,899	$1,461	$861,539,162

Asset Relating to Securities Lending Investments	$-	$750,631	$-	$750,631

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,461
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$1,461

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.9%
Alabama - 1.9%
$1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,209,450
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,096,110
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018 (Callable 12/15/2017)	1,201,867
	Montgomery Alabama Special Care Facility Revenue:
1,540,000	5.00%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,713,758
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,701,106
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,471,489
		22,393,780
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,051,470
Arizona - 1.5%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,484,929
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,653,160
1,000,000	Gila County Arizona Unified School District Bonds,
	5.25%, 07/01/2027 (Callable 07/01/2017)	1,093,610
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,102,730
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,687,008
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,141,670
2,870,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,164,520
3,475,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,996,215
		17,323,842
California - 6.1%
5,110,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	4,112,273
2,465,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,727,424
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,949,540
3,695,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,916,996
	Golden State Tobacco Securitization Corporation Revenue Bonds:
7,320,000	6.25%, 06/01/2033 (Callable 06/01/2013)(Pre-refunded to various dates)	7,721,282
875,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	922,513
6,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	7,377,564
820,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	857,736
3,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	4,993,996
1,800,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	2,036,790
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,813,419
14,000,000	0.00%, 01/01/2023	10,522,820
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	14,880,445
1,130,000	Woodside California Elementary School District Government School Bonds,
	5.00%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,312,913
		70,145,711
Colorado - 5.4%
780,000	Colorado Educational & Cultural Facilities Authority,
	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	826,745
8,640,000	Colorado Springs Colorado Utilities Revenue Bonds,
	5.875%, 11/15/2017 (ETM)	9,529,834
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,105,980
1,330,000	County of El Paso Colorado Mortgage Revenue Bonds,
	0.00%, 09/01/2015 (ETM) ^	1,291,230
	Dawson Ridge Metropolitan District No. 1 Colorado: (ETM) ^
15,030,000	0.00%, 10/01/2022	11,285,276
12,745,000	0.00%, 10/01/2022	9,569,583
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,075,780
2,950,000	5.00%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,173,551
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,613,670
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,448,826
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,172,925
6,750,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	8,000,977
		62,094,377
Delaware - 0.0%
330,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	345,985
Florida - 11.7%
4,040,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,365,139
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	2,121,157
	Broward County Florida School Board:
8,000,000	5.25%, 07/01/2022 (Callable 07/01/2021)	9,233,520
4,865,000	5.25%, 07/01/2023 (Callable 07/01/2021)	5,548,532
5,940,000	County of St. Lucie Florida,
	6.00%, 10/01/2020 (ETM)	7,663,729
1,980,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,365,744
3,000,000	Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
	0.00%, 10/15/2018 (ETM) ^	2,641,200
13,800,000	Florida State Board of Education,
	5.00%, 06/01/2022 (Callable 06/01/2019)	16,245,912
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,911,150
	Florida State Mid-Bay Bridge Authority Revenue: (ETM)
4,675,000	6.875%, 10/01/2022	6,344,302
3,175,000	6.875%, 10/01/2022	4,308,697
1,430,000	Florida State Municipal Power Agency Revenue,
	5.00%, 10/01/2017 (Callable 05/03/2012)(ETM)	1,734,905
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,695,420
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	10,466,293
5,010,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,393,616
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,317,100
	Hillsborough County Industrial Development Authority:
1,855,000	5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,335,705
1,500,000	8.00%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,123,775
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,130,380
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 05/03/2012)(ETM)	316,620
2,195,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.40%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,332,100
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,895,139
7,100,000	Miami-Dade County Florida,
	4.50%, 10/01/2020	8,006,599
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,330,990
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,341,760
2,420,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,574,517
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	4,590,094
990,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,159,240
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017)	1,158,080
2,390,000	Pinellas County Housing Finance Authority,
	4.25%, 03/01/2027 (Callable 09/01/2019)	2,532,253
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,107,300
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	6,273,904
3,000,000	Sunrise Florida Utility System Revenue,
	5.50%, 10/01/2018 (ETM)	3,542,520
		134,107,392
Georgia - 4.9%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	10,179,856
7,745,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (Callable 05/03/2012)(ETM)	9,974,243
470,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 05/03/2012)(ETM)	502,585
7,470,000	Georgia Municipal Electric Authority Power Revenue,
	6.50%, 01/01/2017 (Insured by AGM)	8,975,679
7,400,000	Gwinnett County Georgia School District,
	5.00%, 02/01/2026 (Pre-refunded to 02/01/2018)	8,977,384
2,555,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Callable 06/15/2014)(Pre-refunded to 06/15/2014)	2,793,203
12,570,000	State of Georgia,
	5.00%, 07/01/2020 (Callable 07/01/2017)	14,891,051
		56,294,001
Illinois - 10.1%
2,360,000	Chicago Illinois,
	5.00%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,664,912
	Chicago Illinois Board of Education:
4,345,000	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,971,897
2,100,000	5.00%, 12/01/2017 (Insured by AMBAC)	2,423,253
1,525,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,750,471
	Chicago Illinois Public Building Community Building Revenue: (ETM)
2,885,000	7.00%, 01/01/2015	3,182,357
1,555,000	7.00%, 01/01/2020	2,041,171
2,605,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,277,689
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,895,565
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,487,040
1,095,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,312,894
15,195,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	10,896,031
3,215,000	Illinois Finance Authority,
	0.00%, 07/15/2025 (ETM) ^	2,100,745
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,601,072
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,146,910
	Illinois State:
1,000,000	5.00%, 01/01/2019 (Insured by AGM)	1,126,410
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,352,700
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,518,940
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,371,740
	Illinois State Toll Highway Authority Revenue Bonds:
1,065,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,250,683
2,055,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,413,289
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,228,305
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 (Insured by AGM) ^	2,109,786
	Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
1,000,000	9.00%, 01/01/2015 (Insured by AMBAC)	1,183,430
6,140,000	7.00%, 01/01/2018 (Insured by AMBAC)	7,557,235
13,625,000	Kendall Kane & Will Counties Community Unit School District No. 308,
	0.00%, 02/01/2021 ^	9,970,502
	Lake County Illinois Community Consolidated School District: (Insured by NPFGC) ^
1,755,000	0.00%, 12/01/2012	1,726,183
1,920,000	0.00%, 12/01/2013	1,845,216
1,875,000	0.00%, 12/01/2014	1,744,594
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,203,094
	McHenry & Kane Counties Illinois Community School District No. 158: (Insured by NPFGC) ^
1,870,000	0.00%, 01/01/2013	1,835,984
1,970,000	0.00%, 01/01/2016	1,748,060
	Metropolitan Pier & Exposition Authority Illinois: (ETM)
1,805,000	5.50%, 06/15/2016	2,137,210
2,000,000	5.50%, 12/15/2023	2,487,620
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,190,360
4,705,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	5,979,585
2,734,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	2,916,686
	Southern Illinois University Revenue: (Insured by NPFGC)
1,000,000	5.25%, 04/01/2018	1,137,230
1,390,000	5.25%, 04/01/2019	1,593,482
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	981,768
	Winnebago County Illinois School District No. 122 Harlam-Loves Park: ^
155,000	0.00%, 01/01/2018 (ETM)	141,850
1,205,000	0.00%, 01/01/2018 (Insured by AGM)	1,011,043
		116,514,992
Indiana - 1.5%
1,990,000	Franklin Community Multi-School Building Corp,
	5.00%, 07/15/2020	2,317,872
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,164,390
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,547,295
1,115,000	Indiana State Office Building Commisions Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,305,955
645,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	738,989
1,155,000	Indianapolis Local Public Improvement Bond Bank,
	5.50%, 01/01/2019 (Insured by NPFGC)	1,378,978
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	4,149,163
1,000,000	Perry Township Multi School Building Corporation,
	5.00%, 07/10/2018 (Callable 07/10/2015)	1,104,740
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,883,855
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,150,680
		16,741,917
Iowa - 0.3%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,109,051
90,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (Callable 07/01/2012)(ETM)	94,360
2,000,000	Wapello County Iowa Hospital Revenue,
	6.25%, 10/01/2022 (Pre-refunded to 10/01/2012)	2,059,220
		3,262,631
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	2,207,134
Kentucky - 0.5%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.50%, 01/01/2018 (Insured by AGM)	4,027,339
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,128,326
		5,155,665
Louisiana - 2.9%
	Louisiana Public Facilities Authority Revenue:
875,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	1,088,640
13,835,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	17,698,424
	State of Louisiana:
1,750,000	5.00%, 11/15/2018	2,120,755
10,000,000	5.00%, 11/15/2020 (Callable 05/15/2020)	12,211,300
		33,119,119
Maine - 0.4%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,949,076
Massachusetts - 3.1%
800,000	Massachusetts Department of Transportation,
	5.00%, 01/01/2020 (ETM)	941,744
	Massachusetts State:
5,820,000	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,840,712
15,000,000	4.00%, 12/01/2022 (Callable 12/01/2019)	16,625,250
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,083,360
1,845,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	2,014,777
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,495,016
3,200,000	6.50%, 07/15/2019	3,887,456
		35,888,315
Michigan - 2.1%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by AGM)	1,626,229
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,085,590
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,491,643
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,704,550
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,518,394
2,275,000	Lakeview Public School District,
	5.00%, 05/01/2017 (Insured by NPFGC)	2,579,259
	Livonia Michigan Public Schools School District:
4,295,000	5.00%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,572,715
3,000,000	5.00%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,135,180
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,263,520
2,000,000	State of Michigan,
	0.00%, 06/01/2022 (ETM) ^	1,507,860
		24,484,940
Minnesota - 1.1%
	Minnesota State Housing Finance Agency Homeownership Finance Bond:
1,085,000	4.25%, 07/01/2028 (Callable 01/01/2020)	1,148,581
1,990,000	4.50%, 07/01/2034 (Callable 07/01/2021)	2,125,658
6,555,000	University of Minnesota,
	5.50%, 07/01/2021 (ETM)	8,167,727
1,555,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	1,751,505
		13,193,471
Mississippi - 0.2%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,278,920
1,050,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	1,023,214
		2,302,134
Missouri - 0.3%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.50%, 03/01/2018	1,165,310
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,201,780
		3,367,090
Nebraska - 1.1%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,828,780
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,397,877
		12,226,657
Nevada - 0.2%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,342,808
New Hampshire - 0.6%
5,240,000	New Hampshire Housing Finance Authority Revenue Bonds,
	5.25%, 07/01/2028 (Callable 01/01/2021)	5,689,435
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021 (Callable 07/01/2020)	1,227,730
		6,917,165
New Jersey - 2.7%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,525,557
6,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,734,820
460,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	486,243
10,000,000	New Jersey State Housing & Mortgage Finance Agency Bonds,
	4.50%, 10/01/2029 (Callable 04/01/2021)	10,463,500
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	3,014,689
5,000,000	5.25%, 12/15/2020	6,012,300
	New Jersey State Turnpike Authority: (ETM)
1,180,000	6.50%, 01/01/2016	1,349,059
100,000	6.50%, 01/01/2016	114,327
		30,700,495
New Mexico - 0.4%
	New Mexico Mortgage Financial Authority:
1,520,000	4.625%, 09/01/2025 (Callable 03/01/2020)	1,632,131
1,140,000	4.50%, 09/01/2028 (Callable 03/01/2020)	1,216,585
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,141,410
		3,990,126
New York - 6.1%
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,300,160
13,330,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,925,368
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,115,900
5,000,000	5.00%, 08/01/2017	5,923,250
1,125,000	5.25%, 08/15/2021 (Callable 08/15/2018)	1,347,637
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AGM)	5,280,714
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,408,720
4,040,000	New York State Thruway Authority,
	5.00%, 03/15/2022 (Callable 03/15/2019)	4,834,021
	New York State University Dormitory Authority Revenues:
1,800,000	5.50%, 05/15/2013 (Insured by NPFGC)	1,842,714
5,290,000	5.25%, 05/15/2015	5,847,513
4,715,000	Suffolk County Water Authority,
	6.00%, 06/01/2017 (ETM)	5,546,443
180,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	178,132
13,075,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	17,095,824
		70,646,396
North Carolina - 3.1%
5,500,000	North Carolina Eastern Municipal Power Agency,
	5.00%, 01/01/2021 (ETM)	6,820,715
	North Carolina Eastern Municipal Power Agency Power Systems Revenue:
3,310,000	5.00%, 01/01/2017 (ETM)	3,778,729
5,700,000	6.40%, 01/01/2021 (ETM)	7,052,895
6,425,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,781,896
1,835,000	6.00%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,472,039
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,258,422
605,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	628,934
		35,793,630
Ohio - 1.3%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,070,910
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AGM)	2,335,380
	Cleveland Municipal School District:
1,790,000	4.00%, 12/01/2017	1,950,545
1,865,000	4.00%, 12/01/2018	2,021,268
1,940,000	4.00%, 12/01/2019	2,081,407
2,015,000	5.00%, 12/01/2020	2,284,063
90,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 05/03/2012)(ETM)	95,188
2,835,000	Ohio Housing Finance Agency,
	5.00%, 11/01/2028 (Callable 05/01/2020)	3,062,225
		14,900,986
Pennsylvania - 3.1%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,559,656
1,380,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,647,389
6,830,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,482,587
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,191,152
1,760,000	3.75%, 10/01/2018	1,819,470
1,025,000	3.90%, 04/01/2019	1,060,527
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,740,476
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,355,140
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,134,092
2,905,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,540,352
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
870,000	7.25%, 09/01/2014 (Callable 04/18/2012)(ETM)	949,344
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,139,090
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,679,640
		35,298,915
Puerto Rico - 0.8%
6,000,000	Commonwealth of Puerto Rico,
	5.00%, 07/01/2021	6,397,260
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,801,637
1,080,000	Puerto Rico Public Finance Corp.,
	6.00%, 08/01/2026 (ETM)	1,467,083
		9,665,980
South Carolina - 1.2%
6,375,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	8,612,752
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,797,532
2,430,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,619,977
		14,030,261
South Dakota - 0.1%
850,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	967,113
Tennessee - 1.0%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.00%, 06/01/2021 (ETM) ^	808,840
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,729,900
4,910,000	Tennessee Housing Development Agency,
	4.50%, 07/01/2028 (Callable 01/01/2020)	5,254,829
		11,793,569
Texas - 13.7%
2,010,000	Barbers Hill Independent School District,
	5.00%, 02/15/2019	2,445,225
2,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,375,899
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,803,359
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,422,315
	Conroe Independent School District:
1,000,000	5.00%, 02/15/2022 (Callable 02/15/2021)	1,222,540
2,680,000	5.00%, 02/15/2023 (Callable 02/15/2021)	3,233,313
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,725,600
2,410,000	Dallas Texas Independent School District,
	5.00%, 02/15/2020 (PSF Guaranteed)	2,955,262
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,629,943
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,953,331
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,115,350
	Harris County Texas:
1,500,000	5.00%, 10/01/2019	1,839,720
4,840,000	5.75%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,155,899
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
5,475,000	5.50%, 10/01/2013	5,708,947
4,280,000	5.50%, 10/01/2019	5,131,249
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	12,382,937
825,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 10/01/2012)(ETM)	896,099
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,285,900
16,050,000	Houston Texas Water & Sewer System Revenue Bonds,
	5.50%, 12/01/2029 (ETM)	21,258,385
1,500,000	Humble Texas Independent School District,
	5.00%, 02/15/2021	1,850,115
1,000,000	Killeen Independent School District,
	4.00%, 02/15/2024 (Callable 02/15/2021)	1,097,710
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	1,457,599
3,260,000	Lamar Consolidated Independent School District,
	5.00%, 02/15/2021	4,026,850
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,947,758
1,730,000	Lubbock Texas Housing Finance Corp.,
	8.00%, 10/01/2021 (ETM)	2,524,053
1,000,000	Lubbock Texas Independent School District,
	4.00%, 02/15/2022 (Callable 02/15/2020)	1,118,580
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,916,065
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,228,888
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,405,213
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,268,325
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,321,695
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.75%, 12/15/2018 (ETM)	2,952,276
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,453,003
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	14,054,135
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	2,036,160
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,273,940
1,020,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,229,018
7,990,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	10,154,331
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,702,206
	Texas State:
6,285,000	5.00%, 10/01/2018	7,636,526
3,965,000	5.00%, 04/01/2020 (Callable 04/01/2016)	4,535,524
2,200,000	Tomball Hospital Authority,
	5.00%, 07/01/2020 (Callable 07/01/2015)(Pre-refunded to 07/01/2015)	2,508,748
1,225,000	University of Texas Revenue Bonds,
	5.00%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,435,994
		157,675,985
Utah - 0.6%
	Granite School District Board of Education:
3,900,000	5.00%, 06/01/2022 (Callable 06/01/2021)	4,757,805
1,750,000	5.00%, 06/01/2023 (Callable 06/01/2021)	2,109,258
395,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 05/03/2012)(ETM)	420,343
		7,287,406
Virginia - 0.9%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,314,975
7,650,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	8,832,537
		10,147,512
Washington - 3.5%
1,005,000	City of Ocean Shores WA,
	5.50%, 12/01/2021 (Callable 06/01/2012)(Insured by NPFGC)	1,011,171
4,500,000	Snohomish County School District No. 201,
	4.00%, 12/01/2021 (Callable 12/01/2020)	5,123,880
3,605,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 05/03/2012)(ETM)	4,605,171
2,755,000	Thurston & Pierce Counties Washington Community Schools,
	4.25%, 12/01/2021 (Callable 12/01/2020)	3,121,305
6,505,000	University of Washington,
	5.00%, 07/01/2022	8,052,409
	Washington State:
1,500,000	5.00%, 07/01/2018 (Callable 07/01/2013)	1,582,275
10,000,000	5.00%, 01/01/2021	12,242,000
3,970,000	5.50%, 07/01/2023	4,998,032
		40,736,243
West Virginia - 1.5%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	7,229,484
1,130,000	Ohio County Board of Education,
	5.25%, 06/01/2018 (ETM)	1,388,815
8,390,000	West Virginia State Building Community Lease Revenue Bonds,
	7.00%, 07/01/2013 (ETM)	9,091,572
		17,709,871
Wisconsin - 1.7%
960,000	Badger Tobacco Asset Securitization Corporation Wisconsin,
	5.75%, 06/01/2012 (ETM)	968,477
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,170,130
10,000,000	State of Wisconsin,
	5.00%, 05/01/2022	12,264,200
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,559,538
		19,962,345
	Total Municipal Bonds (Cost $1,071,353,383)	1,127,736,505

Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Mutual Fund - 1.2%
13,358,054	Goldman Sachs Financial Square Funds, 0.01% «	13,358,054
	Total Short-Term Investments (Cost $13,358,054)	13,358,054
	Total Investments (Cost $1,084,711,437) - 99.1%	1,141,094,559
	Other Assets in Excess of Liabilities - 0.9%	10,349,934
	TOTAL NET ASSETS - 100.0%	$1,151,444,493

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$1,127,736,505	$-	$1,127,736,505
Total Fixed Income	-	1,127,736,505	-	1,127,736,505

Short-Term Investments
Money Market Mutual Fund	13,358,054	-	-	13,358,054
Total Short-Term Investments	13,358,054	-	-	13,358,054

Total Investments	$13,358,054	$1,127,736,505	$-	$1,141,094,559

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.8%
Asset Backed Securities - 3.7%
$823	Amresco Residential Securities Mortgage Loan Trust,
	Series 1997-3, Class A9, 6.96%, 03/25/2027	$832
	Bayview Financial Acquisition Trust:
1,032,486	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,024,763
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,127,720
163	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028	163
	Countrywide Asset-Backed Certificates:
951,220	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030 §	772,469
3,775,804	Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,671,795
2,582,147	Series 2004-S1, Class A3, 4.615%, 02/25/2035	2,440,395
6,220,783	Series 2004-15, Class AF6, 4.613%, 04/25/2035	5,850,889
9,284,516	Series 2005-1, Class AF6, 5.03%, 07/25/2035	8,956,290
10,542,272	Series 2005-11, Class AF3, 4.778%, 02/25/2036	8,140,257
4,323,087	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,667,102
4,561,218	Series 2005-13, Class AF3, 5.43%, 04/25/2036	3,415,892
1,773,894	Series 2005-17, Class 1AF5, 5.532%, 05/25/2036 §	1,098,566
1,559,012	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,247,564
2,778,732	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	2,640,084
1,500,000	Series 2006-10, Class 1AF3, 5.774%, 09/25/2046	832,771
398,317	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	361,201
55,197	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	54,722
2,762,667	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, Class B, 6.845%, 01/15/2019	3,121,813
	GE Capital Mortgage Services, Inc.:
584	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	581
12,254	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	11,966
	Green Tree Financial Corporation:
387,028	Series 1993-3, Class A7, 6.40%, 10/15/2018	394,747
275,818	Series 1993-4, Class A5, 7.05%, 01/15/2019	278,679
28,120	Series 1997-1, Class A5, 6.86%, 03/15/2028	29,554
1,250,294	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,309,858
46,739	Series 1997-6, Class A8, 7.07%, 01/15/2029	50,506
1,094,798	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,186,078
677,285	Series 1998-4, Class A5, 6.18%, 04/01/2030	691,798
30,811	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11/20/2028	30,557
65,979	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	60,133
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,265,529
	Residential Asset Mortgage Products, Inc.:
2,058,395	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	2,023,576
632,695	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	574,524
	Residential Asset Securities Corporation:
1,576,830	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033	1,503,118
120,641	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	104,855
162,417	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	156,015
		58,097,362
Commercial Mortgage Backed Securities - 9.2%
15,639,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	17,176,142
15,850,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.225%, 07/15/2044	17,642,255
15,748,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	17,354,154
12,649,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	13,966,229
5,975,000	Federal Home Loan Mortgage Corporation Pass-Thru Certificates,
	Series K706, Class A2, 2.323%, 10/25/2018	6,034,421
10,750,000	GE Capital Commercial Mortgage Corporation,
	Series 2005-C4, Class A4, 5.305%, 11/10/2045	11,958,386
4,625,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	4,970,335
15,355,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	16,822,293
13,825,000	Morgan Stanley Capital I,
	Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	15,341,119
10,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.271%, 12/15/2044	11,145,430
12,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.44%, 04/15/2045	12,172,680
		144,583,444
Financial - 17.1%
3,725,000	Aegon NV,
	4.75%, 06/01/2013 f	3,851,285
150,000	Ally Financial Inc.,
	6.75%, 12/01/2014	156,115
2,700,000	American Express Credit Corporation,
	Series C, 7.30%, 08/20/2013	2,921,689
1,000,000	American International Group, Inc.,
	8.175%, 05/15/2058	1,058,500
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019 @	2,436,378
250,000	AmSouth Bancorp,
	6.75%, 11/01/2025	233,819
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015	1,846,620
3,700,000	ASIF Global Financing XIX,
	4.90%, 01/17/2013 (Acquired 10/25/2011; Cost $3,773,810) *	3,760,717
2,000,000	Associates Corporation of North America,
	6.95%, 11/01/2018	2,263,734
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	371,192
1,715,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,915,345
100,000	BankAmerica Capital II,
	Series 2, 8.00%, 12/15/2026	101,000
2,175,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,566,000
4,000,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	4,599,460
2,400,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	2,649,341
100,000	Capital One Financial Corporation,
	6.15%, 09/01/2016	109,912
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $4,987,600) * f	5,397,385
	CIT Group, Inc.:
53,000	7.00%, 05/04/2015 (Acquired 01/23/2006; Cost $53,225) *	53,064
88,000	7.00%, 05/02/2016 (Acquired 01/23/2006; Cost $88,386) *	88,220
124,000	7.00%, 05/02/2017 (Acquired 01/23/2006; Cost $124,183) *	124,310
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057	2,019,000
	Citigroup, Inc.:
3,125,000	6.01%, 01/15/2015	3,395,325
1,000,000	4.45%, 01/10/2017	1,047,506
2,675,000	6.125%, 11/21/2017 @	2,985,731
5,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	5,618,695
5,330,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016 @	5,554,222
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	810,000
1,575,000	Credit Suisse New York,
	5.30%, 08/13/2019 f	1,736,174
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,112,654
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	1,622,697
3,749,000	First Hawaiian Capital Trust I,
	Series B, 8.343%, 07/01/2027	3,739,628
541,115	First National Bank of Chicago Pass-Thru Certificates,
	Series 1993-A, 8.08%, 01/05/2018	607,688
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026	2,512,500
	General Electric Capital Corporation:
2,475,000	4.375%, 09/21/2015	2,699,750
1,500,000	5.625%, 09/15/2017 @	1,746,277
4,700,000	5.625%, 05/01/2018	5,447,709
6,000,000	4.65%, 10/17/2021	6,385,920
1,416,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014 @	1,472,134
6,500,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/14/2011; Cost $6,717,859) *	6,743,048
	GMAC Inc.:
336,000	7.50%, 12/31/2013 @	357,000
403,000	8.00%, 12/31/2018	428,188
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,101,095
	The Goldman Sachs Group, Inc.:
2,200,000	3.70%, 08/01/2015	2,238,819
1,000,000	6.25%, 09/01/2017	1,096,089
4,500,000	6.15%, 04/01/2018	4,853,835
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009 through 09/23/2010; Aggregate Cost $2,622,468) *	2,634,801
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $2,783,656) *	2,800,000
2,200,000	The Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 @	2,348,500
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,356,796
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Acquired 03/08/2007; Cost $407,348) *	402,500
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Acquired 11/06/2007; Cost $512,257) *	506,929
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,396,354
500,000	Industrial Bank of Korea,
	3.75%, 09/29/2016 (Acquired 03/22/2011; Cost $496,855) * f	511,398
	ING Bank N.V.: f
3,650,000	4.00%, 03/15/2016 (Acquired 03/08/2011; Cost $3,648,029) *	3,694,898
2,150,000	3.75%, 03/07/2017 (Acquired 03/28/2012; Cost $2,132,951) *	2,129,515
1,246,000	Invesco Ltd.,
	5.375%, 12/15/2014 f	1,349,074
7,525,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 03/09/2012; Aggregate Cost $7,503,545) * f	7,299,197
	Jefferies Group, Inc:
4,000,000	6.875%, 04/15/2021 @	4,070,000
1,395,000	6.25%, 01/15/2036	1,258,988
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $7,647,607) *	7,920,388
3,000,000	J.P. Morgan Chase Bank NA,
	5.875%, 06/13/2016	3,318,258
	J.P. Morgan Chase & Co.:
2,700,000	3.70%, 01/20/2015	2,847,015
4,600,000	5.60%, 07/15/2041	5,026,871
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008; Aggregate Cost $969,046) ** f §	331,250
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,803,434
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010; Aggregate Cost $5,255,191) * f @	5,514,855
	Liberty Mutual Group Inc.:
450,000	7.25%, 09/01/2012 (Acquired 06/20/2011; Cost $460,256) *	460,774
2,500,000	10.75%, 06/15/2058 (Acquired 05/21/2008; Cost $2,445,125) *	3,343,750
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,719) *	518,162
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067 @	1,049,062
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010; Cost $1,560,388) * f	1,643,317
100,000	Manulife Financial Corp.,
	4.90%, 09/17/2020 f	102,657
	Marsh & McLennan Companies, Inc.:
4,075,000	4.85%, 02/15/2013	4,197,523
2,500,000	2.30%, 04/01/2017	2,474,083
1,000,000	9.25%, 04/15/2019	1,317,670
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost $987,100) *	1,419,068
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Acquired 01/11/2008; Cost $800,000) * @	484,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	1,090,535
1,750,000	6.875%, 04/25/2018	1,945,473
1,275,000	7.75%, 05/14/2038	1,391,567
422,000	Metlife, Inc.,
	6.50%, 12/15/2032	528,724
1,650,000	Monumental Global Funding Limited,
	5.50%, 04/22/2013 (Acquired 07/09/2010 ; Cost $1,699,422) *	1,722,272
	Morgan Stanley:
1,075,000	4.75%, 04/01/2014	1,092,591
1,000,000	4.00%, 07/24/2015	995,179
150,000	6.625%, 04/01/2018	157,952
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,893,421
1,000,000	The NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	1,036,281
	National City Bank of Cleveland Subordinated Notes:
1,310,000	4.625%, 05/01/2013	1,360,237
2,000,000	5.80%, 06/07/2017	2,218,700
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,037,116
4,389,000	NB Capital Trust IV,
	8.25%, 04/15/2027	4,476,780
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	2,525,000
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	3,043,309
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	1,096,250
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	4,512,500
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026	1,006,250
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	846,952
1,800,000	Santander Issuances,
	6.50%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012; Aggregate Cost $1,939,973) * f	1,704,101
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010; Cost $1,100,000) * f	1,094,765
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 @	9,041,284
	SLM Corporation:
1,000,000	5.375%, 01/15/2013	1,020,023
3,000,000	5.00%, 10/01/2013	3,067,500
1,137,000	5.375%, 05/15/2014	1,174,071
500,000	5.625%, 08/01/2033	426,876
4,900,000	Sovereign Bank,
	8.75%, 05/30/2018	5,737,155
	Springleaf Finance Corp.:
1,000,000	5.85%, 06/01/2013 @	922,500
500,000	6.90%, 12/15/2017	390,000
6,000,000	SunTrust Banks Inc.,
	5.25%, 11/05/2012	6,147,222
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,241,491
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,017,756
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,289,314
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,292,192
560,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	594,340
4,120,000	Wachovia Bank, NA,
	6.00%, 11/15/2017	4,732,961
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	808,454
		268,045,951
Industrial - 13.4%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	4,586,299
2,325,000	Allied Waste North America, Inc.,
	6.875%, 06/01/2017	2,426,719
	Ameritech Capital Funding Debentures:
1,750,092	9.10%, 06/01/2016	2,051,983
2,989,000	6.45%, 01/15/2018	3,442,924
6,000,000	Anadarko Petroleum Corporation,
	6.375%, 09/15/2017	7,129,302
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000) * f	2,627,884
3,000,000	Aristotle Holding, Inc.,
	2.65%, 02/15/2017 (Acquired 02/06/2012; Cost $2,970,750) *	3,033,903
5,000,000	Barrick Gold Corporation,
	3.85%, 04/01/2022 (Acquired 03/29/2012; Cost $4,997,150) * f	4,972,200
	Bunge Limited Finance Corporation:
600,000	5.35%, 04/15/2014	636,368
1,289,000	5.10%, 07/15/2015	1,370,588
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,237,939
3,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017	3,093,198
8,164,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 10/27/2010 through 10/28/2010; Aggregate Cost $8,921,189) * @	9,153,779
800,000	Clear Channel Communications,
	5.50%, 12/15/2016 @	466,000
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,266,074
500,000	Comcast Cable Holdings LLC,
	7.875%, 08/01/2013	544,788
7,075,000	Computer Sciences Corporation,
	5.50%, 03/15/2013 @	7,340,313
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,925,358
120,000	9.75%, 03/01/2021	160,688
295,676	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1997-4, Class A, 6.90%, 01/02/2018	314,155
2,000,000	COX Communications Inc.,
	7.25%, 11/15/2015	2,332,350
2,000,000	Daimler Finance North America LLC,
	1.083%, 03/28/2014 (Acquired 12/09/2011; Cost $1,953,333) *	1,987,930
410,000	Deutsche Telekom International Finance B.V.,
	8.75%, 06/15/2030 f	563,532
8,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016	8,380,000
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.60%, 08/15/2016	2,650,000
2,000,000	6.125%, 01/15/2017 @	1,910,000
1,000,000	7.625%, 06/15/2020	967,500
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016 @	1,095,000
3,000,000	Express Scripts, Inc.,
	3.125%, 05/15/2016	3,123,915
7,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Acquired 12/10/2010; Cost $7,531,008) *	7,720,636
8,092,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011; Aggregate Cost $8,154,508) *	8,657,914
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,931,283
100,000	8.75%, 11/01/2021	137,781
650,000	Health Management Association,
	6.125%, 04/15/2016	680,062
	Highmark Inc. Notes:
1,950,000	6.80%, 08/15/2013 (Acquired 08/14/2003 through 12/17/2007; Aggregate Cost $1,959,543) *	2,058,750
3,000,000	4.75%, 05/15/2021 (Acquired 05/03/2011; Cost $2,987,880) *	3,004,695
1,000,000	Holcim U.S. Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740) * f	1,033,105
5,700,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009; Aggregate Cost $6,282,315) * f	6,887,709
1,800,000	Hyundai Capital Services Inc.,
	3.50%, 09/13/2017 (Acquired 03/07/2012; Cost $1,809,601) * f @	1,804,225
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	1,070,767
400,000	Laboratory Corporation of America Holdings,
	5.625%, 12/15/2015	450,562
1,000,000	Lafarge SA,
	7.125%, 07/15/2036 f @	922,423
1,000,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	891,116
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	1,057,080
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,283,583
7,045,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	7,211,480
1,300,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	1,882,854
1,500,000	Nextel Communications,
	Series D, 7.375%, 08/01/2015 @	1,447,500
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	256,000
400,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	417,632
4,355,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	4,795,386
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,057,500
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	1,990,682
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	570,270
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	4,559,466
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,755,120
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019	2,422,000
358,000	8.75%, 03/15/2032	306,985
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,223,814
2,793,000	Teck Resources Limited,
	10.25%, 05/15/2016 f	3,198,264
	Telecom Italia Capital, SA: f
2,000,000	7.175%, 06/18/2019	2,130,000
5,519,000	7.20%, 07/18/2036	5,353,430
	Telefonica Emisiones S.A.U.: f
1,950,000	6.421%, 06/20/2016	2,078,842
5,075,000	6.221%, 07/03/2017 @	5,364,133
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021	1,147,150
1,100,000	7.625%, 04/15/2031	1,408,393
500,000	7.70%, 05/01/2032	652,120
1,000,000	6.55%, 05/01/2037	1,157,990
3,100,000	6.75%, 06/15/2039 @	3,696,235
5,000,000	6.25%, 03/29/2041	5,713,265
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,551,868
53,574	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	1,607
296,734	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	284,865
	Vale Overseas Limited: f
3,850,000	8.25%, 01/17/2034	5,034,811
1,550,000	6.875%, 11/21/2036	1,797,750
1,000,000	6.875%, 11/10/2039	1,168,120
2,000,000	Verizon Wireless Cap LLC,
	8.50%, 11/15/2018 @	2,746,046
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,145,000
500,000	7.15%, 11/30/2037	473,750
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	123,197
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,142,736
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	3,990,643
690,000	Xstrata Finance Canada Ltd,
	5.80%, 11/15/2016 (Acquired 12/06/2011; Cost $743,634) * f	775,111
		210,414,395
Municipal Bonds - 5.0%
5,000,000	Atlanta Independent School System,
	5.557%, 03/01/2026	5,569,700
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,769,225
7,500,000	7.155%, 03/01/2027	8,526,075
2,000,000	California School Finance Authority,
	5.043%, 01/01/2021 (Callable 12/31/2015)	2,090,100
3,500,000	California State,
	5.75%, 03/01/2017	4,020,520
5,975,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	6,608,768
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	856,300
2,580,000	Eaton Ohio Community City Schools,
	5.39%, 08/25/2027 (Callable 06/01/2020)	2,756,240
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	5,239,222
10,000,000	Illinois State,
	3.636%, 02/01/2014	10,295,200
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	7,451,665
5,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	5,534,500
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,806,032
7,415,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	7,026,009
2,000,000	West Contra Costa Unified School District,
	6.25%, 08/01/2030	2,112,500
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	4,306,440
		77,968,496
Other Government Related Securities - 1.7%
5,496,000	Corp Andina de Fomento,
	5.75%, 01/12/2017 f @	6,087,787
	Korea Electric Power Corporation: f
342,000	7.75%, 04/01/2013	360,593
2,165,000	6.75%, 08/01/2027	2,511,838
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	528,904
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,676,586
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018 @	3,150,000
	Petrobras International Finance Company: f
5,000,000	3.50%, 02/06/2017 @	5,124,845
1,000,000	5.75%, 01/20/2020	1,107,800
1,600,000	The Export-Import Bank of Korea,
	4.00%, 01/11/2017 f	1,665,347
301,000	United Mexican States,
	6.75%, 09/27/2034 f	386,785
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,873,873
		27,474,358
Residential Mortgage Backed Securities - 28.3%
	Bank of America Alternative Loan Trust:
274,852	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	284,095
3,502,840	Series 2003-5, Class 2A1, 5.00%, 07/25/2018	3,623,552
464,629	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	472,139
307,417	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	311,761
6,840,455	Series 2004-7, Class 4A1, 5.00%, 08/25/2019	7,034,273
312,702	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	323,081
487,745	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	491,518
2,236,630	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	2,185,959
1,514,788	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	1,479,330
2,578,856	Series 2007-1, Class 1A1, 5.758%, 04/25/2022	2,461,551
1,080,096	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,123,865
473,972	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	432,431
687,358	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	549,621
394,375	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	313,592
1,506,973	Series 2006-5, Class CB7, 6.00%, 06/25/2046 §	1,051,550
2,654,522	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.00%, 05/25/2034	2,658,947
	Chase Mortgage Finance Corporation:
630,910	Series 2003-S13, Class A11, 5.50%, 11/25/2033	640,803
20,753	Series 2003-S14, Class 3A6, 5.50%, 01/25/2034	20,896
5,283,259	Series 2006-A1, Class 2A3, 5.667%, 09/25/2036	4,132,481
729,152	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	701,075
	Countrywide Alternative Loan Trust:
789,858	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020 §	698,861
3,511,012	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 §	3,116,764
729,825	Series 2006-J5, Class 3A1, 6.041%, 07/25/2021 §	642,716
848,926	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022 §	772,509
126,608	Series 2002-11, Class A4, 6.25%, 10/25/2032	128,880
10,516,677	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033	11,060,442
4,158,406	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	4,123,338
192,655	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	192,035
1,854,722	Series 2006-28CB, Class A17, 6.00%, 10/25/2036 §	1,187,971
26,282	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	26,230
	Deutsche Mortgage Securities Inc.:
1,221,747	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021§	984,825
181,565	Series 2004-4, Class 1A6, 5.65%, 04/25/2034	180,579
	Federal Gold Loan Mortgage Corporation (FGLMC):
28,521	6.50%, 07/01/2014	29,485
419,911	6.00%, 06/01/2020	453,254
235,159	5.50%, 11/01/2022	255,734
273,025	5.00%, 06/01/2023	298,335
263,612	5.50%, 07/01/2023	289,478
732,141	6.50%, 06/01/2029	837,025
2,432,262	5.50%, 01/01/2036	2,654,194
1,488,796	6.00%, 12/01/2036	1,646,110
2,352,660	5.50%, 04/01/2037	2,560,712
7,304,440	5.50%, 05/01/2038	7,948,108
7,493,277	5.50%, 08/01/2038	8,153,585
21,472,998	4.50%, 11/01/2039	22,781,942
	Federal Home Loan Mortgage Corporation (FHLMC):
71,930	Series 206, Class E, 0.00%, 07/15/2019 ^	69,011
39,679	Series 141, Class D, 5.00%, 05/15/2021	42,716
43,580	Series 1074, Class I, 6.75%, 05/15/2021	48,331
223,771	Series 1081, Class K, 7.00%, 05/15/2021	254,519
40,436	Series 163, Class F, 6.00%, 07/15/2021	45,275
75,782	Series 188, Class H, 7.00%, 09/15/2021	85,680
32,434	Series 1286, Class A, 6.00%, 05/15/2022	35,792
7,306,400	4.50%, 11/01/2039	7,751,781
8,184,862	4.50%, 08/01/2040	8,683,792
13,537,301	4.50%, 08/01/2040	14,362,503
19,390,978	4.50%, 09/01/2040	20,573,006
	Federal National Mortgage Association (FNMA):
997,589	5.00%, 12/01/2019	1,082,833
8,712,696	5.00%, 11/01/2021	9,457,194
570,512	5.50%, 01/01/2023	626,962
977,032	5.50%, 07/01/2023	1,074,927
2,416,216	5.00%, 11/01/2023	2,648,984
977,510	6.00%, 03/01/2026	1,079,207
2,197,896	6.00%, 05/01/2026	2,426,560
2,279,470	5.00%, 05/01/2028	2,466,297
288,874	6.00%, 03/01/2033	322,948
310,760	5.00%, 11/01/2033	336,473
7,063,618	5.50%, 04/01/2034	7,754,837
1,318,310	5.50%, 09/01/2034	1,446,487
328,793	6.00%, 11/01/2034	365,723
4,767,230	5.50%, 02/01/2035	5,230,737
23,153,351	5.00%, 10/01/2035	25,036,544
12,125,348	5.00%, 11/01/2035	13,111,570
17,726,471	5.00%, 02/01/2036	19,168,265
2,730,048	5.50%, 11/01/2036	2,981,408
10,703,387	5.50%, 04/01/2037	11,762,449
562,473	6.00%, 08/01/2037	616,773
7,561,401	5.50%, 06/01/2038	8,245,776
1,757,399	4.50%, 11/01/2039	1,869,743
11,368,116	4.00%, 08/01/2040	11,926,839
3,714,926	3.50%, 12/01/2040	3,818,884
9,711,781	3.50%, 02/01/2041	9,983,554
43,968,332	4.00%, 02/01/2041	46,129,296
15,614,246	4.00%, 09/01/2041	16,388,977
25,022	Series 2002-56, Class MC, 5.50%, 09/25/2017	27,212
256,436	Series 1989-37, Class G, 8.00%, 07/25/2019	291,203
66,355	Series 1989-94, Class G, 7.50%, 12/25/2019	75,565
9,808	Series 1990-58, Class J, 7.00%, 05/25/2020	11,095
87,772	Series 1990-76, Class G, 7.00%, 07/25/2020	99,354
42,770	Series 1990-105, Class J, 6.50%, 09/25/2020	46,959
14,365	Series 1990-108, Class G, 7.00%, 09/25/2020	16,281
25,198	Series 1991-1, Class G, 7.00%, 01/25/2021	28,669
32,135	Series 1991-86, Class Z, 6.50%, 07/25/2021	35,754
407,066	Series 1993-58, Class H, 5.50%, 04/25/2023	448,901
265,607	Series 1998-66, Class C, 6.00%, 12/25/2028	296,204
1,262,458	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,310,380
2,651,034	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,787,973
83,400	Series 2004-W10, Class A24, 5.00%, 08/25/2034	83,400
4,100,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	4,228,471
	First Horizon Alternative Mortgage Securities:
540,157	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	525,943
742,386	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	714,802
2,130,067	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	2,027,255
	Government National Mortgage Association (GNMA):
214,839	6.00%, 11/20/2033	242,964
12,707,815	5.00%, 07/20/2040	14,014,593
34,474,349	4.50%, 01/20/2041	37,619,091
229,071	Impac CMB Trust,
	Series 2004-4, Class 2A2, 4.843%, 09/25/2034	219,802
947,003	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 2.783%, 03/25/2036	549,316
	J.P. Morgan Mortgage Trust:
570,022	Series 2006-A7, Class 2A2, 2.721%, 01/25/2037 §	401,250
2,435,388	Series 2006-A7, Class 2A4R, 2.721%, 01/25/2037 §	1,714,306
6,027,524	Series 2007-A2, Class 2A3, 2.879%, 04/25/2037	4,484,888
	Master Alternative Loans Trust:
1,383,594	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,416,394
84,699	Series 2004-2, Class 4A1, 5.00%, 02/25/2019	85,760
1,019,054	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,046,432
578,871	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	613,992
432,822	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	434,555
330,785	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	333,973
127,998	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	129,310
707,625	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	738,092
1,161,496	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,169,915
	Washington Mutual, Inc. Pass-Thru Certificates:
1,283,930	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,319,835
2,326,437	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	2,428,956
53,600	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	54,936
699,495	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	725,733
471,797	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	483,611
		443,911,410
Utilities - 7.1%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
5,885,000	8.25%, 04/15/2012 (Acquired 06/17/2010 through 01/17/2012; Aggregate Cost $5,897,131) *	5,896,505
1,900,000	5.75%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010; Aggregate Cost $1,891,569) *	2,060,598
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,826,256
850,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,102,414
1,914,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	1,993,450
5,862,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	6,330,907
2,800,000	DCP Midstream, LLC,
	9.75%, 03/15/2019 (Acquired 02/29/2012; Cost $3,674,461) *	3,578,436
4,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	5,317,605
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009; Cost $2,464,110) *	2,432,229
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) *	1,849,981
1,173,000	Energy Transfer Partners,
	8.50%, 04/15/2014	1,325,524
825,000	Enterprise Products Operating LLC,
	6.125%, 02/01/2013	856,644
2,200,000	Exelon Generation Company, LLC,
	6.20%, 10/01/2017	2,581,724
2,500,000	FPL Group Capital, Inc.,
	Series D, 7.30%, 09/01/2067 @	2,637,500
322,769	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $318,477) *	337,194
	Kinder Morgan Energy Partners, L.P.:
1,000,000	9.00%, 02/01/2019	1,280,940
2,250,000	6.95%, 01/15/2038	2,569,552
1,000,000	6.50%, 09/01/2039	1,111,252
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f @	949,500
220,643	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004 through 12/23/2011; Aggregate Cost $224,041) *	222,854
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020 (Acquired 10/26/2010; Cost $2,587,026) * f	2,615,168
5,500,000	Mega Advance Investments Ltd,
	5.00%, 05/12/2021 (Acquired 05/09/2011; Cost $5,443,790) * f @	5,675,126
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,528,839
	National Rural Utilities Corporation:
4,647,000	10.375%, 11/01/2018	6,739,674
100,000	8.00%, 03/01/2032	138,443
1,284,000	Nisource Finance Corp.,
	6.15%, 03/01/2013	1,341,305
2,000,000	ONEOK, Inc.,
	5.20%, 06/15/2015 @	2,180,574
3,401,000	ONEOK Partners L.P.,
	6.15%, 10/01/2016	3,921,873
1,000,000	Plains All American Pipeline,
	5.625%, 12/15/2013	1,068,358
2,060,000	PPL Energy Supply, LLC,
	5.70%, 10/15/2015	2,251,784
	PSE&G Power LLC:
575,000	5.00%, 04/01/2014 @	613,430
3,223,000	5.32%, 09/15/2016	3,592,897
4,005,000	5.125%, 04/15/2020 @	4,378,538
1,285,406	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,559,057
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $1,998,220) * @	1,700,000
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,585,389
3,000,000	Southwestern Public Service Co.,
	5.60%, 10/01/2016	3,403,449
7,500,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	8,126,805
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,467,640
1,100,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	1,156,455
3,100,000	Williams Partners L.P.,
	6.30%, 04/15/2040 @	3,603,728
		111,909,597
U.S. Government Agency Issues - 1.1%
2,475,000	Federal Home Loan Mortgage Corporation (FHLMC),
	2.00%, 08/25/2016	2,572,993
	Federal National Mortgage Association (FNMA): @
5,700,000	1.25%, 01/30/2017	5,713,817
9,000,000	1.125%, 04/27/2017	8,944,020
		17,230,830
U.S. Treasury Obligations - 11.2%
	U.S. Treasury Bonds:
22,750,000	2.375%, 07/31/2017 @	24,186,094
31,450,000	6.25%, 08/15/2023	43,558,250
42,325,000	5.25%, 11/15/2028 @	55,306,882
43,600,000	4.375%, 02/15/2038 @	52,354,051
		175,405,277
	Total Long-Term Investments (Cost $1,477,117,290)	1,535,041,120

Shares
SHORT-TERM INVESTMENT - 3.7%
Money Market Mutual Funds - 3.7%
28,635,188	Dreyfus Institutional Cash Advantage Fund, 0.17% «	28,635,188
29,530,204	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	29,530,204
	Total Short-Term Investments (Cost $58,165,392)	58,165,392

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 9.0%
	Commercial Paper - 0.1%
$2,932,470	Atlantic East Funding LLC, 0.591%, 03/25/2013 † **	1,901,874
	Total Commercial Paper (Cost $2,932,470)	1,901,874
Shares
	Investment Companies - 8.9%
139,313,698	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% «	139,313,698
	Total Investment Companies (Cost $139,313,698)	139,313,698

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $142,246,168)	141,215,572
	Total Investments (Cost $1,677,528,850) - 110.5%	1,734,422,084

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	1,030,596
	Total (Cost $0)	1,030,596
	Liabilities in Excess of Other Assets - (10.6)%	(165,778,897)
	TOTAL NET ASSETS - 100.0%	$1,569,673,783

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$58,097,362	$-	$58,097,362
Commercial Mortgage Backed Securities	-	144,583,444	-	144,583,444
Corporate Debt Securities	-	590,368,336	1,607	590,369,943
Municipal Bonds	-	77,968,496	-	77,968,496
Other Government Related Securities	-	27,474,358	-	27,474,358
Residential Mortgage Backed Securities	-	443,911,410	-	443,911,410
U.S. Government Agency Issues		17,230,830	-	17,230,830
U.S. Treasury Obligations	-	175,405,277	-	175,405,277
Total Fixed Income	-	1,535,039,513	1,607	1,535,041,120

Short-Term Investments
Money Market Mutual Funds	58,165,392	-	-	58,165,392
Total Short-Term Investments	58,165,392	-	-	58,165,392

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,901,874	-	1,901,874
Money Market Mutual Fund	139,313,698	-	-	139,313,698
Total Investments Purchased with
Cash Proceeds from Securities Lending	139,313,698	1,901,874	-	141,215,572

Total Investments	$197,479,090	$1,536,941,387	$1,607	$1,734,422,084

Asset Relating to Securities Lending Investments	$-	$1,030,596	$-	$1,030,596

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,607
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 96.6%
Asset Backed Securities - 1.5%
$29,404	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027	$28,766
	Bayview Financial Acquisition Trust:
692,287	Series 2007-A, Class 1A2, 6.205%, 05/28/2037	673,179
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	67,663
	Countrywide Asset-Backed Certificates:
179,632	Series 2004-12, Class AF6, 4.634%, 03/25/2035	175,689
1,154,670	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,086,012
3,227,795	Series 2005-7, Class AF6, 4.693%, 08/25/2035	2,810,354
1,931,999	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,491,800
495,010	Series 2005-10, Class AF6, 4.915%, 02/25/2036	419,897
1,758,523	Series 2005-13, Class AF3, 5.43%, 04/25/2036	1,316,956
243,094	Series 2006-S9, Class A3, 5.728%, 08/25/2036	185,275
150,872	Series 2007-S1, Class A6, 5.693%, 11/25/2036	120,732
396,962	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	377,155
235,838	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	148,685
186,918	Series 2007-S2, Class A2, 5.649%, 05/25/2037	163,650
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	127,261
1,300,000	Series 2006-10, Class 1AF3, 5.778%, 09/25/2046	721,735
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	338,869
1,589,284	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,441,193
3,299	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	3,222
	Green Tree Financial Corporation:
27,780	Series 1993-4, Class A5, 7.05%, 01/15/2019	28,068
11,248	Series 1997-1, Class A5, 6.86%, 03/15/2028	11,821
40,575	Series 1997-4, Class A5, 6.88%, 02/15/2029	42,531
561,891	Series 1997-5, Class A6, 6.82%, 05/15/2029	590,577
606,921	Series 1998-3, Class A5, 6.22%, 03/01/2030	657,523
259,338	Series 1998-4, Class A5, 6.18%, 04/01/2030	264,895
2,075,115	Home Equity Asset Trust,
	Series 2006-4, Class 2A3, 0.412%, 08/25/2036	1,766,473
3,633,582	JP Morgan Mortgage Acquisition Corp.,
	Series 2007-CH4, Class A2, 0.302%, 05/25/2037	3,491,211
37,702	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	34,362
952,079	Option One Mortgage Loan Trust,
	Series 2005-4, Class A3, 0.502%, 11/25/2035	909,439
	Renaissance Home Equity Loan Trust:
228,381	Series 2005-1, Class AF6, 4.97%, 05/25/2035	204,266
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	349,215
712,467	Series 2006-3, Class AF2, 5.58%, 11/25/2036	382,882
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	200,946
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	126,553
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	626,333
117,410	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	115,782
	Residential Asset Securities Corporation:
155,109	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	134,814
116,043	Series 2003-KS9, Class AI6, 4.71%, 11/25/2033	102,983
1,186,042	Series 2006-EMX8, Class 1A2, 0.362%, 10/25/2036	1,109,618
		22,848,385
Commercial Mortgage Backed Securities - 9.1%
13,160,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	14,453,483
11,360,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.225%, 07/15/2044	12,644,543
5,987,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	6,597,620
15,500,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	17,114,123
	GE Capital Commercial Mortgage Corporation:
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,664,405
1,600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,711,591
12,795,000	Series 2005-C4, Class A4, 5.305%, 11/10/2045	14,233,260
	GMAC Commercial Mortgage Securities, Inc.:
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,784,741
6,727,000	Series 2004-C2, Class A4, 5.301%, 08/10/2038	7,207,261
	J.P. Morgan Chase Commercial Mortgage Securities Corp.:
14,660,000	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	16,060,880
12,145,000	Series 2011-C5, Class A3, 4.171%, 08/15/2046	13,051,831
11,275,000	Morgan Stanley Capital I,
	Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	12,511,473
	Wachovia Bank Commercial Mortgage Trust:
1,523,257	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,556,353
5,000,000	Series 2005-C22, Class A4, 5.271%, 12/15/2044	5,572,715
9,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.44%, 04/15/2045	9,129,510
		135,293,789
Financial - 23.9%
1,045,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011; Aggregate Cost $1,025,957) *	1,051,836
5,000,000	ABN AMRO Bank N.V.,
	4.25%, 02/02/2017 (Acquired 01/30/2012; Cost $4,995,100) * f	5,072,550
2,000,000	AIG SunAmerica Global Financing X,
	6.90%, 03/15/2032 (Acquired 11/10/2011; Cost $2,137,597) *	2,285,550
175,000	Allstate Corporation,
	5.35%, 06/01/2033 @	186,652
	Ally Financial Inc.:
250,000	6.75%, 12/01/2014 @	260,192
1,065,000	8.30%, 02/12/2015	1,159,519
1,000,000	5.50%, 02/15/2017 @	1,001,189
	American Express Credit Corporation:
935,000	Series C, 7.30%, 08/20/2013	1,011,770
1,040,000	2.75%, 09/15/2015	1,079,028
2,500,000	American International Group, Inc.,
	3.80%, 03/22/2017 @	2,531,390
225,000	AmSouth Bancorp,
	6.75%, 11/01/2025	210,437
620,000	ANZ National (Int'l) LTD,
	6.20%, 07/19/2013 (Acquired 01/31/2012; Cost $653,512) * f	650,821
2,500,000	AON Corporation,
	3.50%, 09/30/2015	2,620,073
975,000	Arden Realty LP,
	5.25%, 03/01/2015	1,054,130
2,464,000	ASIF Global Financing XIX,
	4.90%, 01/17/2013 (Acquired 09/28/2011 through 12/06/2011; Aggregate Cost $2,506,373) *	2,504,434
1,000,000	Associates Corporation of North America,
	6.95%, 11/01/2018	1,131,867
2,250,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011 through 09/14/2011; Aggregate Cost $2,242,278) * f	2,314,800
1,000,000	Banco Santander (Brasil) S.A.,
	4.625%, 02/13/2017 (Acquired 02/06/2012; Cost $994,140) * f	1,002,500
200,000	BankAmerica Capital II, Series 2,
	8.00%, 12/15/2026	202,000
1,400,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 07/22/2010 through 08/16/2011; Aggregate Cost $1,361,882) *	1,407,000
2,675,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	2,987,491
2,060,000	Banponce Trust I,
	8.327%, 02/01/2027	1,483,200
6,850,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f @	7,876,575
600,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	662,335
	Capital One Financial Corporation:
2,500,000	7.375%, 05/23/2014	2,767,430
1,015,000	3.15%, 07/15/2016 @	1,038,611
125,000	6.15%, 09/01/2016	137,389
1,000,000	The Chubb Corp.,
	6.375%, 03/29/2067	1,032,500
	CIT Group, Inc.:
43,000	7.00%, 05/04/2015 (Acquired 11/27/2007 through 08/02/2010; Aggregate Cost $43,004) *	43,052
571,000	7.00%, 05/02/2016 (Acquired 11/27/2007 through 08/02/2010; Aggregate Cost $571,000) *	572,427
4,100,000	7.00%, 05/02/2017 (Acquired 11/27/2007 through 12/20/2011; Aggregate Cost $4,098,750) *	4,110,250
500,000	5.50%, 02/15/2019 (Acquired 02/02/2012; Cost $500,000) *	510,000
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057	706,650
	Citigroup, Inc.:
5,250,000	6.01%, 01/15/2015	5,704,146
1,800,000	4.45%, 01/10/2017	1,885,511
	CNA Financial Corporation:
1,000,000	6.50%, 08/15/2016	1,123,739
3,500,000	5.875%, 08/15/2020 @	3,751,972
	Comerica Bank:
3,200,000	5.75%, 11/21/2016	3,596,531
2,855,000	5.20%, 08/22/2017	3,143,818
5,000,000	Commonwealth Bank of Australia,
	5.00%, 10/15/2019 (Acquired 03/02/2012; Cost $5,417,622) * f	5,401,135
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect: f
2,000,000	3.375%, 01/19/2017	2,044,678
4,150,000	3.875%, 02/08/2022	4,013,349
2,100,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016 @	2,188,343
6,966,000	Credit Suisse New York,
	5.30%, 08/13/2019 f @	7,678,852
6,000,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f @	6,150,000
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	496,436
2,300,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	2,369,653
2,420,000	First Horizon National Corporation,
	5.375%, 12/15/2015	2,571,114
311,551	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	349,882
1,148,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 11/28/2011 through 12/15/2011; Aggregate Cost $1,174,146) *	1,186,703
	General Electric Capital Corporation:
1,150,000	5.625%, 09/15/2017 @	1,338,813
1,875,000	5.50%, 01/08/2020	2,126,739
8,450,000	4.65%, 10/17/2021	8,993,504
1,000,000	Genworth Financial, Inc.,
	7.625%, 09/24/2021	1,034,471
3,300,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 08/24/2011 through 01/12/2012; Aggregate Cost $3,298,057) *	3,423,394
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012	1,003,750
1,305,000	7.50%, 12/31/2013 @	1,386,562
984,000	8.00%, 12/31/2018	1,045,500
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	116,641
	The Goldman Sachs Group, Inc.:
6,500,000	5.95%, 01/18/2018	7,001,891
1,000,000	5.25%, 07/27/2021 @	989,916
300,000	6.75%, 10/01/2037	293,122
1,805,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 through 10/28/2010; Aggregate Cost $1,869,842) *	1,887,229
	The Hartford Financial Services Group Inc.:
1,000,000	7.30%, 11/01/2015	1,130,711
2,913,000	5.375%, 03/15/2017	3,101,591
800,000	8.125%, 06/15/2038 @	854,000
3,000,000	HSBC Bank USA NA,
	4.625%, 04/01/2014	3,152,526
620,000	HSBC Finance Corporation,
	5.50%, 01/19/2016	671,843
1,000,000	HSBC Holdings PLC,
	5.25%, 12/12/2012 f	1,026,486
800,000	Humana Inc.,
	7.20%, 06/15/2018	958,542
2,000,000	Hutchison Whampoa International Ltd.,
	3.50%, 01/13/2017 (Acquired 01/10/2012; Cost $1,990,380) * f	2,024,356
	ING Bank N.V.: f
1,600,000	4.00%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011; Aggregate Cost $1,601,228) *	1,619,682
4,800,000	3.75%, 03/07/2017 (Acquired 02/29/2012; Cost $4,775,328) *	4,754,265
2,500,000	5.00%, 06/09/2021 (Acquired 10/12/2011; Cost $2,468,800) *	2,538,830
	Invesco Ltd.: f
1,380,000	5.375%, 02/27/2013	1,432,055
4,535,000	5.375%, 12/15/2014	4,910,153
10,400,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 12/01/2010 through 02/28/2012; Aggregate Cost $9,876,983) * f	10,087,927
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	351,000
875,000	Jefferies Group, Inc,
	6.45%, 06/08/2027	861,875
1,000,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,042,935
1,500,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $1,686,972) *	1,747,144
	J.P. Morgan Chase & Co.:
3,100,000	4.25%, 10/15/2020	3,173,985
2,400,000	4.35%, 08/15/2021	2,452,161
4,400,000	4.50%, 01/24/2022 @	4,577,492
	Key Bank NA:
2,000,000	5.80%, 07/01/2014	2,168,572
2,600,000	7.413%, 05/06/2015	2,908,508
820,000	4.95%, 09/15/2015	884,371
1,279,000	5.45%, 03/03/2016	1,405,205
2,670,000	4.625%, 06/15/2018	2,718,666
3,900,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012; Aggregate Cost $4,201,718) * f	4,301,587
	Liberty Mutual Group Inc.:
775,000	5.75%, 03/15/2014 (Acquired 12/21/2010 through 06/10/2011; Aggregate Cost $798,289) *	816,842
500,000	6.50%, 03/15/2035 (Acquired 09/29/2008 through 03/22/2012; Aggregate Cost $469,284) *	518,648
900,000	10.75%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009; Aggregate Cost $750,504) *	1,203,750
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,079) *	343,913
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 @	769,312
	Lloyds TSB Bank PLC: f
2,000,000	4.20%, 03/28/2017	2,015,020
6,350,000	5.80%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012; Aggregate Cost $6,421,119) *	6,521,914
2,189,000	M&I Marshall & Ilsley Bank,
	4.85%, 06/16/2015	2,356,255
	Manufacturer and Traders Trust Co.:
500,000	6.625%, 12/04/2017	574,887
265,000	5.585%, 12/28/2020	257,092
	Manulife Financial Corp.: f
2,285,000	3.40%, 09/17/2015	2,352,145
425,000	4.90%, 09/17/2020	436,292
	Marsh & McLennan Companies, Inc.:
2,400,000	4.85%, 02/15/2013	2,472,161
1,000,000	4.80%, 07/15/2021 @	1,092,772
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Acquired 01/11/2008; Cost $700,000) * @	423,500
2,335,000	MBNA Capital, Series A,
	8.278%, 12/01/2026	2,358,350
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	103,573
800,000	6.875%, 04/25/2018	889,359
725,000	7.75%, 05/14/2038	791,283
500,000	Metlife Capital Trust IV,
	7.875%, 12/15/2037 (Acquired 03/26/2012; Cost $551,247) *	547,500
	Metlife, Inc.:
300,000	Series A, 6.817%, 08/15/2018 @	367,591
215,000	7.717%, 02/15/2019 @	271,261
	Metropolitan Life Global Funding I:
1,800,000	2.50%, 09/29/2015 (Acquired 01/19/2012; Cost $1,832,957) *	1,854,342
1,915,000	3.125%, 01/11/2016 (Acquired 09/27/2011 through 10/11/2011; Aggregate Cost $1,917,950) *	1,984,191
	Morgan Stanley:
2,505,000	4.75%, 04/01/2014	2,545,992
650,000	6.00%, 04/28/2015	680,343
300,000	5.375%, 10/15/2015	309,899
2,000,000	4.75%, 03/22/2017	2,000,666
1,125,000	6.625%, 04/01/2018	1,184,641
3,000,000	National Australia Bank Ltd,
	3.00%, 07/27/2016 (Acquired 07/20/2011; Cost $2,991,720) * f	3,052,032
3,000,000	National Australia Bank/New York,
	2.75%, 03/09/2017 f	2,984,616
2,000,000	National City Bank of Cleveland Subordinated Notes,
	5.80%, 06/07/2017	2,218,700
800,000	Nationwide Financial Services Inc.,
	5.90%, 07/01/2012	806,602
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009; Cost $90,307) *	112,614
3,709,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	3,796,518
575,000	NB Capital Trust IV,
	8.25%, 04/15/2027	586,500
325,000	Nomura Holdings Inc.,
	6.70%, 03/04/2020 f	351,733
4,000,000	Nordea Bank AB,
	3.125%, 03/20/2017 (Acquired 03/14/2012; Cost $3,997,040) * f @	4,004,164
775,000	PHH Corporation,
	7.125%, 03/01/2013	785,656
1,550,000	Principal Life Income Funding Trusts,
	5.10%, 04/15/2014	1,650,632
1,450,000	Protective Life Secured Trust,
	4.30%, 06/01/2013 @	1,483,795
	Prudential Financial Inc.:
2,297,000	6.20%, 01/15/2015	2,539,740
2,000,000	6.00%, 12/01/2017 @	2,330,164
1,453,000	Prudential Holdings LLC,
	8.695%, 12/18/2023 (Acquired 11/29/2011 through 03/26/2012; Aggregate Cost $1,765,538) *	1,806,399
3,575,000	Regions Bank,
	7.50%, 05/15/2018 @	4,048,688
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047	1,330,000
3,500,000	Reliance Holdings USA Inc,
	5.40%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012; Aggregate Cost $3,520,093) * @	3,481,790
	The Royal Bank of Scotland Group PLC: f
705,000	5.00%, 11/12/2013	701,264
1,528,000	5.05%, 01/08/2015	1,494,981
	The Royal Bank of Scotland PLC: f
350,000	4.875%, 08/25/2014 (Acquired 08/24/2011; Cost $351,076) *	363,728
3,300,000	4.875%, 03/16/2015	3,430,205
300,000	Santander Financial Issuances,
	7.25%, 11/01/2015 f	285,179
2,500,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 08/25/2011; Cost $2,413,546) * f	2,488,103
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037	2,454,358
	SLM Corporation:
425,000	5.125%, 08/27/2012	428,185
7,100,000	5.375%, 05/15/2014	7,331,488
50,000	5.625%, 08/01/2033	42,688
5,500,000	Societe Generale SA,
	5.20%, 04/15/2021 (Acquired 09/20/2011 through 12/09/2011; Aggregate Cost $4,754,018) * f	5,282,365
4,173,000	Sovereign Bank,
	8.75%, 05/30/2018	4,885,949
	Springleaf Finance Corp.,
275,000	5.85%, 06/01/2013 @	253,687
1,000,000	6.90%, 12/15/2017	780,000
1,500,000	Sumitomo Mitsui Banking Corporation,
	3.15%, 07/22/2015 (Acquired 09/23/2011; Cost $1,554,145) * f	1,561,827
2,697,000	SunTrust Bank:
	7.25%, 03/15/2018	3,084,381
4,250,000	SunTrust Banks, Inc.,
	3.50%, 01/20/2017	4,335,000
1,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,202,995
2,425,000	Svenska Handelsbanken AB,
	2.875%, 04/04/2017 f	2,424,214
3,590,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 10/12/2010 through 11/07/2011; Aggregate Cost $3,804,552) *	3,653,744
1,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	1,096,438
6,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
	2.35%, 02/23/2017 (Acquired 02/14/2012; Cost $5,996,640) * f	6,004,890
500,000	Travelers Companies, Inc.,
	5.35%, 11/01/2040 @	564,194
4,800,000	UBS AG,
	5.75%, 04/25/2018 f	5,255,410
1,070,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	1,135,613
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018	1,207,829
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	1,066,752
6,322,000	Wachovia Bank, NA,
	6.00%, 11/15/2017	7,262,568
3,475,000	WEA Finance LLC,
	7.50%, 06/02/2014 (Acquired 12/28/2011 through 02/24/2012; Aggregate Cost $3,808,608) *	3,837,529
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f	161,942
600,000	Willis North America Inc.,
	5.625%, 07/15/2015	646,763
		353,957,616
Industrial - 14.9%
700,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	764,383
3,000,000	Ameritech Capital Funding Corporation,
	6.45%, 01/15/2018	3,455,595
	Anadarko Petroleum Corporation:
2,225,000	5.95%, 09/15/2016	2,565,196
968,000	6.375%, 09/15/2017	1,150,194
3,700,000	8.70%, 03/15/2019	4,859,162
2,500,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 09/20/2011; Cost $3,228,142) * f	3,284,855
2,000,000	ArcelorMittal,
	6.25%, 02/25/2022 f	2,022,198
5,000,000	Aristotle Holding Inc.,
	3.50%, 11/15/2016 (Acquired 11/14/2011 through 03/28/2012; Aggregate Cost $5,043,390) *	5,222,745
1,000,000	AT&T Inc.,
	5.55%, 08/15/2041 @	1,108,423
284,020	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 07/02/2021	284,020
5,000,000	Barrick Gold Corporation,
	3.85%, 04/01/2022 (Acquired 03/29/2012; Cost $4,997,150) * f	4,972,200
1,000,000	Bemis Company, Inc.,
	4.50%, 10/15/2021	1,044,943
1,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	1,698,492
1,500,000	Browning-Ferris Industries Inc.,
	9.25%, 05/01/2021	2,042,384
	Bunge Limited Finance Corporation:
625,000	5.35%, 04/15/2014	662,883
2,527,000	5.10%, 07/15/2015	2,686,949
1,105,000	8.50%, 06/15/2019	1,349,857
1,950,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	2,174,732
2,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017	2,062,132
3,544,000	Chesapeake Energy Corporation,
	6.50%, 08/15/2017 @	3,774,360
1,500,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 11/05/2010 through 05/25/2011; Aggregate Cost $1,648,524) *	1,681,856
50,000	Clear Channel Communications,
	5.50%, 12/15/2016	29,125
1,000,000	CNPC HK Overseas Capital Ltd,
	5.95%, 04/28/2041 (Acquired 04/20/2011; Cost $978,120) * f @	1,142,220
825,000	Comcast Cable Holdings LLC,
	7.875%, 08/01/2013	898,900
350,000	Comcast Corporation,
	6.50%, 01/15/2017	418,768
875,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	895,037
	Computer Sciences Corporation:
2,500,000	5.00%, 02/15/2013 @	2,593,750
3,100,000	5.50%, 03/15/2013	3,216,250
845,000	ConocoPhillips Canada Funding Company I,
	5.95%, 10/15/2036 f	1,018,326
45,305	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1997-4, Class A, 6.90%, 01/02/2018	48,137
175,000	CSX Corporation,
	6.22%, 04/30/2040	207,822
	Deutsche Telekom International Finance B.V.: f
2,450,000	3.125%, 04/11/2016 (Acquired 11/09/2011; Cost $2,487,129) *	2,525,075
825,000	8.75%, 06/15/2030	1,133,936
1,752,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016	1,835,220
	Donnelley (R.R.) & Sons Co.: @
1,250,000	8.60%, 08/15/2016	1,325,000
1,200,000	6.125%, 01/15/2017	1,146,000
750,000	The Dow Chemical Co.,
	4.125%, 11/15/2021	771,559
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	590,334
198,369	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014	211,263
500,000	First Data Corporation,
	9.875%, 09/24/2015 @	502,500
2,325,000	Fiserv, Inc.,
	3.125%, 06/15/2016	2,375,790
2,000,000	Ford Motor Credit Co. LLC,
	3.875%, 01/15/2015 @	2,019,524
1,050,000	France Telecom SA,
	2.75%, 09/14/2016 f @	1,080,071
2,500,000	Gannett Co., Inc.,
	6.375%, 04/01/2012	2,500,000
	Georgia-Pacific LLC:
1,000,000	8.25%, 05/01/2016 (Acquired 10/13/2011; Cost $1,086,544) *	1,102,948
1,000,000	5.40%, 11/01/2020 (Acquired 10/27/2010; Cost $994,130) * @	1,116,281
5,440,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/15/2012; Aggregate Cost $5,614,217) *	5,820,446
975,000	GTE Corporation,
	8.75%, 11/01/2021	1,343,367
2,200,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	2,244,000
2,375,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	2,547,187
4,100,000	Health Management Association,
	6.125%, 04/15/2016	4,289,625
4,000,000	Hewlett-Packard Co.,
	4.65%, 12/09/2021	4,184,540
425,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010; Aggregate Cost $450,013) *	448,702
92,000	Historic TW Inc.,
	6.875%, 06/15/2018	112,766
3,563,000	Hutchison Whampoa International Ltd.,
	4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011; Aggregate Cost $3,728,503) * f	3,783,204
2,000,000	Hyundai Capital Services Inc.,
	3.50%, 09/13/2017 (Acquired 03/06/2012; Cost $1,992,580) * f @	2,004,694
1,114,000	International Paper Company,
	7.40%, 06/15/2014	1,244,479
1,150,000	Johnson Controls Inc.,
	5.25%, 12/01/2041	1,209,646
5,100,000	Kinross Gold Corp.,
	6.875%, 09/01/2041 (Acquired 08/15/2011 through 03/22/2012; Aggregate Cost $5,061,671) * f	5,185,206
	Lafarge SA: f
1,375,000	6.50%, 07/15/2016	1,459,523
875,000	7.125%, 07/15/2036 @	807,120
	Martin Marietta Materials, Inc.:
475,000	6.60%, 04/15/2018	517,156
450,000	6.25%, 05/01/2037	401,002
	Masco Corporation:
2,150,000	6.125%, 10/03/2016	2,272,722
1,000,000	7.125%, 03/15/2020	1,069,069
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	291,724
2,655,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015	2,717,740
2,675,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	3,874,334
300,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 @	300,000
3,000,000	Oi S.A.,
	5.75%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f	3,086,250
50,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	40,000
200,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	208,816
775,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010; Aggregate Cost $786,286) * f	826,064
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $74,215) * f	81,116
3,000,000	Petrohawk Energy Corporation,
	7.875%, 06/01/2015	3,150,000
3,000,000	Phillips 66,
	2.95%, 05/01/2017 (Acquired 03/07/2012; Cost $2,999,460) *	3,049,206
	Plum Creek Timberlands, L.P.:
1,200,000	5.875%, 11/15/2015	1,321,347
1,200,000	4.70%, 03/15/2021	1,213,255
	POSCO: f
3,725,000	8.75%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012; Aggregate Cost $4,123,232) *	4,179,670
2,175,000	4.25%, 10/28/2020 (Acquired 10/21/2010; Cost $2,165,365) *	2,140,045
2,000,000	Reliance Holdings USA Inc.,
	4.50%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010; Aggregate Cost $1,988,700) *	1,928,702
1,077,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	1,155,661
1,125,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	1,386,324
2,250,000	Sealed Air Corp.,
	8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011; Aggregate Cost $2,290,936) *	2,528,437
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009; Aggregate Cost $545,095) * f	713,749
1,000,000	Sonoco Products Co.,
	4.375%, 11/01/2021	1,017,415
	Sprint Capital Corporation:
675,000	6.90%, 05/01/2019	583,875
300,000	8.75%, 03/15/2032	257,250
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016 @	178,500
1,031,000	SunGard Data Systems Inc.,
	4.875%, 01/15/2014	1,059,352
701,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	742,215
1,000,000	Sunoco Logistics Partners Operations LP,
	6.10%, 02/15/2042	1,093,204
2,635,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	3,244,916
836,000	Teck Resources Limited,
	10.25%, 05/15/2016 f	957,304
	Telecom Italia Capital, SA: f
340,000	4.95%, 09/30/2014	350,200
4,100,000	5.25%, 10/01/2015	4,233,250
2,375,000	7.20%, 07/18/2036	2,303,750
	Telefonica Emisiones S.A.U.: f
3,950,000	6.421%, 06/20/2016	4,210,988
1,942,000	6.221%, 07/03/2017 @	2,052,640
1,000,000	5.462%, 02/16/2021 @	972,165
100,000	7.045%, 06/20/2036	98,299
	Time Warner, Inc.:
2,300,000	7.25%, 10/15/2017	2,837,991
2,875,000	7.625%, 04/15/2031	3,681,026
95,000	7.70%, 05/01/2032	123,903
2,000,000	Toyota Motor Credit Corporation,
	2.05%, 01/12/2017	2,029,908
	Transocean Inc.: f
2,000,000	6.375%, 12/15/2021 @	2,250,336
675,000	6.80%, 03/15/2038	754,869
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	635,667
	United AirLines, Inc. Pass-Thru Certificates:
120,477	Series 1991-A, Class A-2, 10.02%, 03/22/2014	40,962
155,852	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	4,675
480,107	U.S. Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019	444,099
322,000	USX Corporation,
	9.125%, 01/15/2013	339,222
	Vale Overseas Limited: f
3,850,000	6.25%, 01/23/2017	4,436,840
2,700,000	4.375%, 01/11/2022	2,712,004
300,000	8.25%, 01/17/2034	392,323
250,000	6.875%, 11/21/2036	289,960
500,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	604,620
	Vulcan Materials Co.:
200,000	6.40%, 11/30/2017 @	209,750
1,000,000	7.00%, 06/15/2018	1,072,500
500,000	7.15%, 11/30/2037	473,750
1,250,000	Weatherford International Ltd.,
	6.75%, 09/15/2040 f @	1,393,162
505,000	Westvaco Corporation,
	9.75%, 06/15/2020	622,143
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,071,368
	Williams Companies Inc.:
1,034,000	7.875%, 09/01/2021	1,288,581
37,000	7.50%, 01/15/2031	44,406
46,000	7.75%, 06/15/2031	56,038
	Woodside Finance Ltd.: f
400,000	5.00%, 11/15/2013 (Acquired 11/26/2010; Cost $416,507) *	420,080
1,000,000	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) *	1,108,512
4,000,000	WPX Energy Inc.,
	6.00%, 01/15/2022 (Acquired 11/07/2011 through 11/16/2011; Aggregate Cost $3,985,000) *	4,000,000
4,587,000	Xerox Corporation,
	8.25%, 05/15/2014	5,179,590
2,000,000	Xstrata Canada Corp.,
	5.375%, 06/01/2015 f	2,182,674
2,000,000	Xstrata Canada Financial Corp.,
	4.95%, 11/15/2021 (Acquired 11/03/2011; Cost $1,997,480) * f	2,095,288
		220,859,859
Municipal Bonds - 2.9%
625,000	Bellevue California Union School District,
	5.00%, 08/01/2028	632,000
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,661,535
1,700,000	7.155%, 03/01/2027	1,932,577
2,000,000	California State,
	5.50%, 03/01/2016	2,256,240
1,500,000	Central Valley Support Joint Powers Agency,
	5.676%, 09/01/2024	1,561,710
1,250,000	Colton Joint Unified School District,
	6.008%, 08/01/2026	1,347,138
1,300,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	1,437,891
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,098,370
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	1,053,110
	Illinois State:
2,000,000	4.026%, 03/01/2014	2,073,940
1,600,000	4.421%, 01/01/2015	1,676,560
2,000,000	4.961%, 03/01/2016	2,130,640
3,000,000	5.163%, 02/01/2018	3,200,640
3,000,000	North East Independent School District Texas,
	5.24%, 08/01/2027	3,401,490
2,900,000	Port of Oakland,
	5.00%, 11/01/2020	3,068,809
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,736,811
2,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	2,213,800
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,429,488
3,625,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	3,434,832
4,000,000	West Contra Costa Unified School District,
	6.25%, 08/01/2030	4,225,000
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,248,868
		42,821,449
Other Government Related Securities - 2.4%
2,000,000	Corp Andina de Fomento,
	8.125%, 06/04/2019 f	2,478,784
9,000,000	Eksportfinans ASA,
	2.00%, 09/15/2015 f	7,985,160
	Export-Import Bank of Korea Notes: f
3,500,000	5.875%, 01/14/2015	3,817,103
1,000,000	4.00%, 01/29/2021 @	984,035
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	102,695
240,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	278,449
	Korea Hydro & Nuclear Power Co., Ltd.: * f
1,000,000	6.25%, 06/17/2014 (Acquired 03/21/2011; Cost $1,070,375)	1,082,574
500,000	3.125%, 09/16/2015 (Acquired 09/09/2010; Cost $493,770)	508,969
550,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	550,000
150,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	155,560
	Petrobras International Finance Company: f
4,100,000	3.875%, 01/27/2016	4,315,672
3,200,000	5.375%, 01/27/2021	3,445,565
	Petroleos Mexicanos: f
2,500,000	4.875%, 01/24/2022 (Acquired 01/17/2012; Cost $2,477,975) *	2,625,000
4,000,000	6.50%, 06/02/2041 (Acquired 10/12/2011 through 10/13/2011; Aggregate Cost $4,130,284) *	4,500,000
100,000	United Mexican States,
	6.75%, 09/27/2034 f	128,500
1,885,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,943,060
		34,901,126
Residential Mortgage Backed Securities - 24.7%
9,098,232	Banc of America Mortgage Securities Inc,
	Series 2003-L, Class 2A1, 2.925%, 01/25/2034	8,479,953
	Bank of America Alternative Loan Trust:
2,576,349	Series 2004-1, Class 5A2, 5.50%, 02/25/2019	2,635,224
119,794	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	124,963
86,073	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	86,738
1,350,262	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	1,319,672
161,527	Series 2005-8, Class 5A1, 5.50%, 09/25/2020	158,882
334,947	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	318,881
180,520	Series 2007-1, Class 1A1, 5.792%, 04/25/2022	172,309
5,450,678	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	4,972,954
346,681	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	346,033
426,976	Series 2006-5, Class CB7, 6.00%, 06/25/2046 §	297,939
	Chase Mortgage Finance Corporation:
43,017	Series 2003-S13, Class A11, 5.50%, 11/25/2033	43,691
968,598	Series 2006-A1, Class 2A3, 5.667%, 09/25/2036	757,622
	Citigroup Mortgage Loan Trust, Inc.:
103,112	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	99,142
355,649	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	310,737
	Countrywide Alternative Loan Trust:
789,858	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020 §	698,861
991,073	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 §	879,787
539,917	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022 §	491,316
990,870	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	982,514
265,388	Series 2006-J2, Class A3, 6.00%, 04/25/2036 §	198,323
1,411,649	Series 2006-28CB, Class A17, 6.00%, 10/25/2036 §	904,178
18,556	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	18,661
318,677	Deutsche ALT-A Securities Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A5, 5.25%, 06/25/2035	297,506
228,877	Deutsche Mortgage Securities Inc.,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 §	184,493
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
173,401	5.00%, 12/01/2020	187,324
321,746	5.00%, 05/01/2021	347,580
62,798	6.00%, 06/01/2021	68,098
68,719	6.50%, 12/01/2028	78,564
32,319	6.50%, 06/01/2029	36,948
1,416,885	5.50%, 04/01/2037	1,542,183
811,916	5.50%, 04/01/2038	883,716
11,332,971	4.50%, 11/01/2039	12,023,803
	Federal Home Loan Mortgage Corporation (FHLMC):
192,502	Series 3122, Class VA, 6.00%, 01/15/2017	194,629
1,866,675	Series R010, Class VA, 5.50%, 04/15/2017	1,976,330
380,862	Series R010, Class AB, 5.50%, 12/15/2019	391,633
9,423	Series 1053, Class G, 7.00%, 03/15/2021	11,111
16,972	Series 136, Class E, 6.00%, 04/15/2021	18,768
193,962	Series 2804, Class VC, 5.00%, 07/15/2021	217,719
14,344	Series 1122, Class G, 7.00%, 08/15/2021	16,878
32,382	Series 1186, Class I, 7.00%, 12/15/2021	37,023
16,193	Series 3132, Class MA, 5.50%, 12/15/2023	16,368
1,355,463	5.50%, 05/01/2038	1,474,906
5,118,420	4.50%, 11/01/2039	5,430,427
22,492,332	4.50%, 08/01/2040	23,863,412
13,211,597	4.50%, 08/01/2040	14,016,945
	Federal National Mortgage Association (FNMA):
1,261,989	5.00%, 11/01/2021	1,369,826
664,229	5.50%, 03/01/2023	729,953
297,491	5.50%, 07/01/2023	327,298
434,623	5.50%, 12/01/2023	478,171
97,751	6.00%, 03/01/2026	107,921
427,401	5.00%, 05/01/2028	462,431
51,461	6.50%, 09/01/2028	58,870
112,198	6.50%, 02/01/2029	128,351
63,478	5.50%, 01/01/2032	69,759
5,166,700	5.50%, 04/01/2034	5,672,293
5,228,413	5.50%, 04/01/2034	5,745,747
159,781	5.50%, 09/01/2034	175,317
82,761	5.50%, 02/01/2035	90,808
9,904,917	5.00%, 04/01/2035	10,719,826
28,586,599	5.00%, 07/01/2035	30,938,509
16,753,500	5.00%, 02/01/2036	18,116,156
3,288,724	5.00%, 03/01/2036	3,556,215
17,436,657	5.50%, 04/01/2036	19,085,669
562,473	6.00%, 08/01/2037	616,773
6,596,582	4.00%, 08/01/2040	6,920,792
3,965,846	4.00%, 10/01/2040	4,160,760
9,440,987	4.00%, 12/01/2040	10,018,581
7,696,682	3.50%, 01/01/2041	7,912,065
30,167,089	4.00%, 02/01/2041	31,649,746
4,681,979	3.50%, 02/01/2041	4,812,999
7,221,493	3.50%, 03/01/2041	7,423,578
8,323,128	4.50%, 07/01/2041	8,881,206
18,195,241	4.00%, 09/01/2041	19,098,033
8,507	Series 1989-94, Class G, 7.50%, 12/25/2019	9,688
30,864	Series 1990-15, Class J, 7.00%, 02/25/2020	34,671
5,161	Series 1991-21, Class J, 7.00%, 03/25/2021	5,856
104,642	Series 1991-43, Class J, 7.00%, 05/25/2021	119,515
126,238	Series 1991-65, Class Z, 6.50%, 06/25/2021	138,376
207,629	Series 1992-129, Class L, 6.00%, 07/25/2022	231,863
226,996	Series 2003-33, Class LD, 4.25%, 09/25/2022	231,250
44,158	Series 1993-32, Class H, 6.00%, 03/25/2023	48,752
229,955	Series 1993-58, Class H, 5.50%, 04/25/2023	253,587
26,961	Series 2002-85, Class PD, 5.50%, 05/25/2031	26,950
11,849,860	Series 2004-90, Class LH, 5.00%, 04/25/2034	12,643,337
454,463	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	477,938
418,998	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	434,902
4,196	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,196
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,547,001
	First Horizon Alternative Mortgage Securities:
481,873	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	463,969
1,343,581	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,278,730
	Government National Mortgage Association (GNMA):
70,300	6.00%, 12/20/2028	79,612
28,464	6.50%, 01/20/2029	32,706
188,166	Series 2003-2, Class PB, 5.50%, 03/20/2032	196,906
57,290	6.00%, 11/20/2033	64,790
8,210,460	4.50%, 05/20/2040	8,946,588
3,834,084	5.00%, 07/20/2040	4,228,353
21,472,142	4.50%, 01/20/2041	23,430,826
3,940,430	GSR Mortgage Loan Trust,
	Series 2004-15F, Class 5A1, 5.50%, 01/25/2020	4,065,921
	J.P. Morgan Alternative Loan Trust:
2,044,322	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020 §	1,954,817
189,401	Series 2006-A1, Class 2A1, 2.783%, 03/25/2036	109,863
2,251,656	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,246,678
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036	243,448
	J.P. Morgan Mortgage Trust:
667,768	Series 2006-A7, Class 2A4R, 2.721%, 01/25/2037 §	470,052
14,866,245	Series 2007-A2, Class 2A3, 2.879%, 04/25/2037	11,061,497
	Master Alternative Loans Trust:
395,312	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	404,684
529,580	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	534,332
114,020	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	120,938
666,638	Master Asset Securitization Trust,
	Series 2005-2, Class 1A1, 5.25%, 11/25/2035	665,824
101,721	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	103,228
908,117	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A-1, 5.50%, 02/25/2035	825,797
1,298,142	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,307,552
	Washington Mutual, Inc. Pass-Thru Certificates:
179,326	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	184,341
156,006	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	160,255
326,269	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	340,646
90,991	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	94,404
167,524	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	173,989
188,332	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.00%, 03/25/2037 §	134,755
		367,075,780
Utilities - 6.3%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
500,000	8.25%, 04/15/2012 (Acquired 12/23/2011; Cost $501,216) *	500,978
500,000	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175) *	542,262
1,816,000	Ameren Corporation,
	8.875%, 05/15/2014	2,059,780
1,025,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	1,275,030
1,150,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,491,501
4,000,000	Centrais Eletricas Brasileiras SA,
	5.75%, 10/27/2021 (Acquired 10/20/2011; Cost $4,000,000) * f @	4,378,000
300,000	Chesapeake Midstream Partners LP / CHKM Finance Corp,
	6.125%, 07/15/2022 (Acquired 01/06/2012; Cost $300,000) *	302,250
	CMS Energy Corporation:
3,000,000	4.25%, 09/30/2015	3,112,641
1,000,000	5.05%, 03/15/2022	1,006,260
5,200,000	Comision Federal de Electricidad,
	5.75%, 02/14/2042 (Acquired 02/08/2012; Cost $5,116,800) * f	5,194,800
750,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	809,993
	DCP Midstream, LLC:
4,835,000	9.75%, 03/15/2019 (Acquired 02/29/2012; Cost $5,249,231) *	6,179,193
2,245,000	4.75%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011; Aggregate Cost $2,252,638) *	2,377,219
1,880,000	Dominion Resources, Inc.,
	5.95%, 06/15/2035	2,241,582
2,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	2,954,225
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008; Aggregate Cost $498,897) * f	486,837
	Energy Transfer Partners:
125,000	6.125%, 02/15/2017	139,659
1,189,000	9.70%, 03/15/2019	1,520,128
1,000,000	5.20%, 02/01/2022 @	1,046,157
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018	222,474
	Exelon Corporation:
500,000	4.90%, 06/15/2015	545,392
225,000	5.625%, 06/15/2035	242,770
4,350,000	Exelon Generation Company, LLC,
	6.20%, 10/01/2017 @	5,104,773
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 @	2,637,500
248,284	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 11/21/2008; Cost $243,806) *	259,380
1,000,000	IPALCO Enterprises Inc.,
	5.00%, 05/01/2018 @	995,000
1,875,000	KeySpan Corp.,
	8.00%, 11/15/2030	2,484,534
	Kinder Morgan Energy Partners, L.P.:
1,658,000	9.00%, 02/01/2019	2,123,799
400,000	6.50%, 02/01/2037	440,884
350,000	6.95%, 01/15/2038	399,708
	Kinder Morgan Finance Co. LLC,:
1,685,000	5.70%, 01/05/2016 f @	1,777,675
1,000,000	6.00%, 01/15/2018 (Acquired 12/06/2010; Cost $999,930) *	1,061,250
23,348	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $23,348) *	23,582
1,500,000	Mega Advance Investments Ltd,
	5.00%, 05/12/2021 (Acquired 05/09/2011; Cost $1,484,670) * f	1,547,762
3,375,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	3,894,213
	National Rural Utilities Corporation:
2,175,000	10.375%, 11/01/2018	3,154,464
125,000	8.00%, 03/01/2032	173,053
1,583,000	Nisource Finance Corp.,
	5.40%, 07/15/2014	1,721,315
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	1,016,008
5,250,000	ONEOK, Inc.,
	4.25%, 02/01/2022 @	5,313,714
500,000	PPL Electric Utilities Corp.,
	5.20%, 07/15/2041	575,146
	PPL Energy Supply, LLC:
1,350,000	Series A, 5.70%, 10/15/2015	1,475,684
1,950,000	6.20%, 05/15/2016	2,208,137
3,077,000	PSE&G Power LLC,
	5.32%, 09/15/2016	3,430,141
500,000	Public Service Company Of New Mexico,
	7.95%, 05/15/2018	606,995
233,710	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	283,465
	Rockies Express Pipeline LLC:
850,000	3.90%, 04/15/2015 (Acquired 09/15/2011; Cost $862,246) *	782,000
2,000,000	6.85%, 07/15/2018 (Acquired 12/21/2011; Cost $2,039,368) * @	1,860,000
2,695,000	5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011; Aggregate Cost $2,702,696) * @	2,290,750
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	339,726
1,395,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	1,511,586
1,489,000	Veolia Environnement SA,
	6.00%, 06/01/2018 f	1,661,048
	Williams Partners L.P.:
2,000,000	7.25%, 02/01/2017 @	2,406,778
500,000	6.30%, 04/15/2040	581,247
		92,770,448
U.S. Government Agency Issues - 0.7%
	Federal National Mortgage Association (FNMA):
10,975,000	1.25%, 01/30/2017 @	11,001,603
		11,001,603
U.S. Treasury Obligations - 10.2%
	U.S. Treasury Bonds:
56,900,000	2.375%, 07/31/2017 @	60,491,813
10,550,000	6.25%, 08/15/2023 @	14,611,750
20,775,000	5.25%, 11/15/2028	27,147,087
41,275,000	4.375%, 02/15/2038 @	49,562,236
		151,812,886
	Total Long-Term Investments (Cost $1,400,667,133)	1,433,342,941

Shares
SHORT-TERM INVESTMENTS - 3.3%
Money Market Mutual Funds - 3.3%
20,358,835	Dreyfus Institutional Cash Advantage Fund, 0.17% «	20,358,835
28,086,111	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	28,086,111
	Total Short-Term Investments (Cost $48,444,946)	48,444,946

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 8.5%
	Commercial Paper - 0.0%
$266,564	Atlantic East Funding LLC, 0.591%, 03/25/2013 † **	172,882
	Total Commercial Paper (Cost $266,564)	172,882
Shares
	Investment Companies - 8.5%
125,563,076	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% «	125,563,076
	Total Investment Companies (Cost $125,563,076)	125,563,076

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $125,829,640)	125,735,958
	Total Investments (Cost $1,574,941,719) - 108.4%	1,607,523,845

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	93,682
	Total (Cost $0)	93,682
	Liabilities in Excess of Other Assets - (8.4)%	(123,975,637)
	TOTAL NET ASSETS - 100.0%	$1,483,641,890

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$22,848,385	$-	$22,848,385
Commercial Mortgage Backed Securities	-	135,293,789	-	135,293,789
Corporate Debt Securities	-	667,583,248	4,675	667,587,923
Municipal Bonds	-	42,821,449	-	42,821,449
Other Government Related Securities	-	34,901,126	-	34,901,126
Residential Mortgage Backed Securities	-	367,075,780	-	367,075,780
U.S. Government Agency Issues	-	11,001,603	-	11,001,603
U.S. Treasury Obligations	-	151,812,886	-	151,812,886
Total Fixed Income	-	1,433,338,266	4,675	1,433,342,941

Short-Term Investments
Money Market Mutual Funds	48,444,946	-	-	48,444,946
Total Short-Term Investments	48,444,946	-	-	48,444,946

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	172,882	-	172,882
Money Market Mutual Fund	125,563,076	-	-	125,563,076
Total Investments Purchased with
Cash Proceeds from Securities Lending	125,563,076	172,882	-	125,735,958

Total Investments	$174,008,022	$1,433,511,148	$4,675	$1,607,523,845

Asset Relating to Securities Lending Investments	$-	$93,682	$-	$93,682

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$4,675
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.6%
	Aerospace & Defense - 2.0%
2,793	Precision Castparts Corp.	$482,910
	Air Freight & Logistics - 0.9%
3,407	C.H. Robinson Worldwide, Inc.	223,124
	Auto Components - 1.2%
8,725	Johnson Controls, Inc.	283,388
	Beverages - 2.0%
6,650	The Coca-Cola Company	492,166
	Capital Markets - 2.1%
4,816	State Street Corporation	219,128
4,489	T. Rowe Price Group, Inc.	293,132
		512,260
	Chemicals - 3.4%
7,250	Praxair, Inc.	831,140
	Commercial Services & Supplies - 2.1%
6,175	Stericycle, Inc. *	516,477
	Communications Equipment - 4.0%
800	F5 Networks, Inc. *	107,968
5,825	Juniper Networks, Inc. *	133,276
8,025	QUALCOMM Incorporated	545,861
7,075	Riverbed Technology, Inc. *	198,666
		985,771
	Computers & Peripherals - 10.4%
2,985	Apple Inc. *	1,789,418
22,950	EMC Corporation *	685,746
2,300	NetApp, Inc. *	102,971
		2,578,135
	Construction & Engineering - 1.0%
4,050	Fluor Corporation	243,162
	Electrical Equipment - 2.2%
10,575	Emerson Electric Company	551,803
	Energy Equipment & Services - 5.0%
3,716	Core Laboratories N.V. f	488,914
5,250	Oceaneering International, Inc.	282,923
3,412	Schlumberger Limited f	238,601
4,375	Tidewater Inc.	236,337
		1,246,775
	Food & Staples Retailing - 2.6%
7,725	Whole Foods Market, Inc.	642,720
	Health Care Equipment & Supplies - 2.3%
1,065	Intuitive Surgical, Inc. *	576,964
	Health Care Providers & Services - 1.5%
7,025	Express Scripts, Inc. *	380,615
	Health Care Technology - 0.8%
2,550	Cerner Corporation *	194,208
	Hotels, Restaurants & Leisure - 2.4%
4,350	Las Vegas Sands Corp. *	250,430
6,150	Starbucks Corporation	343,723
		594,153
	Insurance - 1.0%
5,525	Aflac, Inc.	254,095
	Internet & Catalog Retail - 1.0%
1,273	Amazon.com, Inc. *	257,795
	Internet Software & Services - 3.7%
8,050	Akamai Technologies, Inc. *	295,435
718	Baidu, Inc. ADR * f	104,663
783	Google, Inc. - Class A *	502,091
		902,189
	IT Services - 3.8%
9,100	Cognizant Technology Solutions Corporation - Class A *	700,245
551	MasterCard, Inc. - Class A	231,718
		931,963
	Machinery - 6.8%
4,371	Caterpillar Inc.	465,599
14,734	Danaher Corporation	825,104
8,050	PACCAR Inc.	376,981
		1,667,684
	Media - 2.3%
11,350	DIRECTV *	560,009
	Multiline Retail - 2.0%
10,765	Dollar General Corporation *	497,343
	Oil, Gas & Consumable Fuels - 4.8%
4,000	Continental Resources, Inc. *	343,280
2,276	Noble Energy, Inc.	222,547
4,226	Occidental Petroleum Corporation	402,442
7,300	Southwestern Energy Company *	223,380
		1,191,649
	Pharmaceuticals - 3.5%
6,000	Allergan, Inc.	572,580
2,850	Perrigo Company	294,434
		867,014
	Real Estate Investment Trust (REIT) - 1.2%
4,775	American Tower Corporation	300,921
	Semiconductors & Semiconductor Equipment - 1.0%
6,365	Altera Corporation	253,454
	Software - 7.1%
5,225	Citrix Systems, Inc. *	412,305
16,175	Oracle Corporation	471,663
3,100	Red Hat, Inc. *	185,659
4,460	Salesforce.com, Inc. *	689,114
		1,758,741
	Specialty Retail - 7.5%
14,450	Dick's Sporting Goods, Inc.	694,756
7,025	O'Reilly Automotive, Inc. *	641,734
1,700	Tiffany & Co.	117,521
2,225	Tractor Supply Company	201,496
7,200	Urban Outfitters, Inc. *	209,592
		1,865,099
	Trading Companies & Distributors - 2.0%
9,144	Fastenal Company	494,690
	Total Common Stocks (Cost $15,838,216)	23,138,417

	SHORT-TERM INVESTMENTS - 4.8%
	Money Market Mutual Funds - 4.8%
733,559	Dreyfus Institutional Cash Advantage Fund, 0.17% «	733,559
445,963	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	445,963
	Total Short-Term Investments (Cost $1,179,522)	1,179,522

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 0.4%
	Commercial Paper - 0.4%
$154,476	Atlantic East Funding LLC, 0.59%, 03/25/2013 † **	100,186
	Total Commercial Paper (Cost $154,476)	100,186

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $154,476)	100,186
	Total Investments (Cost $17,172,214) - 98.8%	24,418,125

	Asset Relating to Securities Lending Investments - 0.2%
	Support Agreement * α **†	54,290
	Total (Cost $0)	54,290
	Other Assets in Excess of Liabilities - 1.0%	242,400
	TOTAL NET ASSETS - 100.0%	$24,714,815

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,138,417	$-	$-	$23,138,417
Total Equity	23,138,417	-	-	23,138,417

Short-Term Investments
Money Market Mutual Funds	1,179,522	-	-	1,179,522
Total Short-Term Investments	1,179,522	-	-	1,179,522

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	100,186	-	100,186
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	100,186	-	100,186

Total Investments*	$24,317,939	$100,186	$-	$24,418,125

Asset Relating to Securities Lending Investments	$-	$54,290	$-	$54,290

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Auto Components - 1.8%
61,755	Gentex Corporation	$1,512,998
	Automobiles - 1.9%
32,745	Harley-Davidson, Inc.	1,607,125
	Biotechnology - 1.0%
9,373	Alexion Pharmaceuticals, Inc. *	870,377
	Capital Markets - 4.3%
7,870	Affiliated Managers Group, Inc. *	879,945
23,418	Greenhill & Co., Inc.	1,021,961
65,455	Invesco Limited f	1,745,685
		3,647,591
	Chemicals - 2.9%
18,220	Airgas, Inc.	1,621,033
12,625	Ecolab, Inc.	779,215
		2,400,248
	Commercial Banks - 1.0%
37,600	East West Bancorp, Inc.	868,184
	Commercial Services & Supplies - 2.1%
20,985	Stericycle, Inc. *	1,755,185
	Communications Equipment - 4.0%
40,565	Plantronics, Inc.	1,633,147
35,525	Polycom, Inc. *	677,462
38,865	Riverbed Technology, Inc. *	1,091,329
		3,401,938
	Construction & Engineering - 1.0%
14,250	Fluor Corporation	855,570
	Containers & Packaging - 1.6%
25,207	AptarGroup, Inc.	1,380,587
	Electrical Equipment - 5.2%
20,150	Acuity Brands, Inc.	1,266,025
19,795	Rockwell Automation, Inc.	1,577,661
15,712	Roper Industries, Inc.	1,558,002
		4,401,688
	Electronic Equipment, Instruments & Components - 3.3%
39,610	Plexus Corp. * @	1,385,954
25,600	Trimble Navigation Limited *	1,393,152
		2,779,106
	Energy Equipment & Services - 7.4%
11,430	Core Laboratories N.V. f	1,503,845
28,745	Dresser-Rand Group, Inc. *	1,333,481
38,461	Oceaneering International, Inc.	2,072,663
39,520	Rowan Companies, Inc. *	1,301,394
		6,211,383
	Food Products - 1.8%
28,062	McCormick & Co, Incorporated	1,527,415
	Health Care Providers & Services - 2.4%
31,365	Catalyst Health Solutions, Inc. *	1,998,891
	Health Care Technology - 1.5%
16,075	Cerner Corporation *	1,224,272
	Hotels Restaurants & Leisure - 3.2%
12,783	Buffalo Wild Wings Inc. *	1,159,290
67,450	InterContinental Hotels Group PLC ADR f	1,566,189
		2,725,479
	Household Products - 2.0%
33,801	Church & Dwight Co., Inc.	1,662,671
	IT Services - 4.1%
13,560	Alliance Data Systems Corporation * @	1,708,017
25,985	Teradata Corporation *	1,770,878
		3,478,895
	Life Sciences Tools & Services - 2.9%
56,106	ICON PLC ADR * f	1,190,569
23,050	Illumina, Inc. *	1,212,661
		2,403,230
	Machinery - 4.7%
47,960	Actuant Corporation @	1,390,360
11,330	Joy Global Inc.	832,755
29,060	WABCO Holdings Inc. *	1,757,549
		3,980,664
	Multiline Retail - 1.3%
22,720	Dollar General Corporation *	1,049,664
	Office Electronics - 1.8%
36,835	Zebra Technologies Corporation *	1,516,865
	Oil, Gas & Consumable Fuels - 2.2%
28,230	Cabot Oil & Gas Corporation	879,929
17,635	Whiting Petroleum Corporation *	957,581
		1,837,510
	Pharmaceuticals - 2.1%
16,835	Perrigo Company @	1,739,224
	Professional Services - 1.3%
22,585	Manpower Inc.	1,069,851
	Real Estate Investment Trust (REIT) - 1.5%
17,140	Digital Realty Trust, Inc.	1,267,846
	Road & Rail - 1.9%
29,045	J.B. Hunt Transport Services, Inc.	1,579,177
	Semiconductors & Semiconductor Equipment - 3.9%
36,425	Altera Corporation	1,450,443
49,713	Microchip Technology Incorporated @	1,849,324
		3,299,767
	Software - 4.3%
29,525	ANSYS, Inc. *	1,919,715
21,960	Citrix Systems, Inc. *	1,732,864
		3,652,579
	Specialty Retail - 10.7%
39,911	Dick's Sporting Goods, Inc.	1,918,921
18,465	O'Reilly Automotive, Inc. *	1,686,778
11,475	Tiffany & Co.	793,267
18,471	Tractor Supply Company	1,672,734
17,250	Ulta Salon, Cosmetics & Fragrance, Inc.	1,602,352
44,369	Urban Outfitters, Inc. *	1,291,581
		8,965,633
	Textiles, Apparel & Luxury Goods - 1.0%
9,045	Under Armour, Inc. - Class A *	850,230
	Trading Companies & Distributors - 4.2%
32,242	Fastenal Company	1,744,292
23,590	Watsco, Inc.	1,746,604
		3,490,896
	Total Common Stocks (Cost $65,831,118)	81,012,739

	SHORT-TERM INVESTMENTS - 9.5%
	Money Market Mutual Funds - 9.5%
6,704,261	Dreyfus Institutional Cash Advantage Fund, 0.17% «	6,704,261
1,300,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	1,300,000
	Total Short-Term Investments (Cost $8,004,261)	8,004,261

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 3.8%
	Commercial Paper - 0.1%
$217,457	Atlantic East Funding LLC, 0.59%, 03/25/2013 † **	141,033
	Total Commercial Paper (Cost $217,457)	141,033
Shares
	Investment Companies - 3.7%
3,091,589	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% «	3,091,589
	Total Investment Companies (Cost $3,091,589)	3,091,589

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $3,309,046)	3,232,622
	Total Investments (Cost $77,144,425) - 109.6%	92,249,622

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement * α **†	76,424
	Total (Cost $0)	76,424
	Liabilities in Excess of Other Assets - (9.7)%	(8,173,269)
	TOTAL NET ASSETS - 100.0%	$84,152,777

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2012.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based on the Global Industry Classification Standard
(GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).  Section 2(a)(41) of the Investment Company Act of 1940 (the “1940 Act”), together with the rules and interpretations of the SEC, require the Fund, in computing net asset value, to value its portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Fund’s primary or secondary independent pricing service does not provide a price), the Board of Directors of Baird Funds, Inc. (the “Corporation”) must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to Robert W. Baird & Co. Incorporated (the “Advisor”), the investment advisor to the Fund, pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price. Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the prices of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$81,012,739	$-	$-	$81,012,739
Total Equity	81,012,739	-	-	81,012,739

Short-Term Investments
Money Market Mutual Funds	8,004,261	-	-	8,004,261
Total Short-Term Investments	8,004,261	-	-	8,004,261

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	141,033	-	141,033
Money Market Mutual Fund	3,091,589	-	-	3,091,589
Total Investments Purchased with
Cash Proceeds from Securities Lending	3,091,589	141,033	-	3,232,622

Total Investments*	$92,108,589	$141,033	$-	$92,249,622

Asset Relating to Securities Lending Investments	$-	$76,424	$-	$76,424

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2012 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	1,177,268,133	835,431,446	1,084,711,437	1,677,528,850	1,574,941,719
Gross unrealized appreciation	12,095,050	32,877,350	58,211,797	80,116,962	44,286,266
Gross unrealized depreciation	(5,960,646)	(6,019,003)	(1,828,675)	(22,193,132)	(11,610,458)
Net unrealized appreciation	6,134,404	26,858,347	56,383,122	57,923,830	32,675,808

	LargeCap	MidCap
Cost of investments	17,172,214	77,144,425
Gross unrealized appreciation	7,565,169	16,393,216
Gross unrealized depreciation	(264,968)	(1,211,595)
Net unrealized appreciation	7,300,201	15,181,621

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date   May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date  May 29, 2012

By /s/ Dominick Zarcone
           Dominick Zarcone, Treasurer

Date  May 29, 2012